PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 57.4%
Aerospace & Defense 1.1%
General Dynamics Corp.	8,500	$1,880,625
Howmet Aerospace, Inc.	23,200	729,640
Lockheed Martin Corp.	3,977	1,709,951
Moog, Inc. (Class A Stock)	1,600	127,024
Northrop Grumman Corp.	3,300	1,579,281
Parsons Corp.*	1,400	56,588
Raytheon Technologies Corp.	26,657	2,562,004
Textron, Inc.	2,100	128,247
TransDigm Group, Inc.*	2,800	1,502,676
Vectrus, Inc.*	1,480	49,521
		10,325,557
Air Freight & Logistics 0.1%
FedEx Corp.	2,400	544,104
Hub Group, Inc. (Class A Stock)*	1,600	113,504
Radiant Logistics, Inc.*	7,939	58,907
		716,515
Airlines 0.4%
Alaska Air Group, Inc.*	21,400	857,070
Delta Air Lines, Inc.*	27,000	782,190
Frontier Group Holdings, Inc.*(a)	3,000	28,110
SkyWest, Inc.*	3,560	75,650
Southwest Airlines Co.*	59,500	2,149,140
		3,892,160
Auto Components 0.1%
Adient PLC*	3,300	97,779
Cie Generale des Etablissements Michelin SCA (France)	17,888	487,129
Shoei Co. Ltd. (Japan)	2,600	101,559
Tenneco, Inc. (Class A Stock)*	2,900	49,764
Toyota Boshoku Corp. (Japan)	17,300	256,444
Visteon Corp.*	1,600	165,728
		1,158,403
Automobiles 1.6%
Astra International Tbk PT (Indonesia)	1,288,500	573,884
Bayerische Motoren Werke AG (Germany)	1,690	130,066
BYD Co. Ltd. (China) (Class H Stock)	25,000	1,003,182

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Ford Motor Co.	197,200	$2,194,836
Ford Otomotiv Sanayi A/S (Turkey)	24,047	386,215
General Motors Co.*	5,600	177,856
Kia Corp. (South Korea)	11,671	698,452
Lordstown Motors Corp. (Class A Stock)*	13,100	20,698
Mercedes-Benz Group AG (Germany)	5,408	312,877
Stellantis NV	17,716	219,205
Tesla, Inc.*	12,800	8,619,776
Thor Industries, Inc.	1,700	127,041
Toyota Motor Corp. (Japan)	8,270	127,123
Trigano SA (France)	2,871	281,119
Winnebago Industries, Inc.	2,200	106,832
Yamaha Motor Co. Ltd. (Japan)	2,000	36,629
		15,015,791
Banks 3.5%
Agricultural Bank of China Ltd. (China) (Class H Stock)	160,000	60,516
Akbank TAS (Turkey)	684,836	330,573
Amalgamated Financial Corp.	2,300	45,494
Ameris Bancorp	1,100	44,198
Associated Banc-Corp.	2,200	40,172
Banc of California, Inc.	7,400	130,388
Banco do Brasil SA (Brazil)	93,600	596,284
Banco Santander SA (Spain)	93,525	263,925
Bancorp, Inc. (The)*	2,700	52,704
Bank Hapoalim BM (Israel)	15,035	125,930
Bank Leumi Le-Israel BM (Israel)	73,952	657,384
Bank of America Corp.	88,400	2,751,892
Bank of China Ltd. (China) (Class H Stock)*	1,183,000	472,460
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,175,000	811,002
Bank of Georgia Group PLC (Georgia)	10,814	171,746
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,698	84,151
Bankinter SA (Spain)	93,126	582,431
Barclays PLC (United Kingdom)	381,218	714,438
Canadian Imperial Bank of Commerce (Canada)	4,000	194,251
Capstar Financial Holdings, Inc.	1,500	29,430
Cathay General Bancorp	2,100	82,215
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	53,677
China Construction Bank Corp. (China) (Class H Stock)	1,503,000	1,011,001
Citigroup, Inc.	30,000	1,379,700
Citizens Financial Group, Inc.	52,600	1,877,294
Civista Bancshares, Inc.	1,400	29,764
CNB Financial Corp.	4,776	115,531
Coastal Financial Corp.*	1,000	38,120

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Columbia Banking System, Inc.	400	$11,460
Customers Bancorp, Inc.*	1,360	46,104
DBS Group Holdings Ltd. (Singapore)	43,500	930,838
DGB Financial Group, Inc. (South Korea)	18,914	110,922
Eastern Bankshares, Inc.	2,600	47,996
Enterprise Financial Services Corp.	700	29,050
Financial Institutions, Inc.	6,552	170,483
First Bancorp	500	17,450
First BanCorp. (Puerto Rico)	16,800	216,888
First Internet Bancorp	4,688	172,612
Fulton Financial Corp.	800	11,560
Haci Omer Sabanci Holding A/S (Turkey)	179,389	204,323
Hana Financial Group, Inc. (South Korea)	21,901	666,280
Hancock Whitney Corp.	5,600	248,248
Hanmi Financial Corp.	1,700	38,148
Heartland Financial USA, Inc.	3,380	140,405
Hope Bancorp, Inc.	2,620	36,261
Horizon Bancorp, Inc.	3,300	57,486
Huaxia Bank Co. Ltd. (China) (Class A Stock)	215,600	167,796
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,549,000	919,735
Industrial Bank Co. Ltd. (China) (Class A Stock)	68,600	204,101
JPMorgan Chase & Co.	25,624	2,885,519
KB Financial Group, Inc. (South Korea)	19,192	711,826
KeyCorp	18,100	311,863
Lloyds Banking Group PLC (United Kingdom)	1,409,380	725,806
Metropolitan Bank Holding Corp.*	1,200	83,304
MidWestOne Financial Group, Inc.	4,283	127,291
National Bank of Canada (Canada)	1,700	111,559
NatWest Group PLC (United Kingdom)	70,184	187,418
OceanFirst Financial Corp.	7,500	143,475
OFG Bancorp (Puerto Rico)	11,387	289,230
Old National Bancorp	8,400	124,236
Old Second Bancorp, Inc.	5,618	75,169
Origin Bancorp, Inc.	800	31,040
Orrstown Financial Services, Inc.	787	19,022
Peoples Bancorp, Inc.	1,500	39,900
Popular, Inc. (Puerto Rico)	1,600	123,088
Primis Financial Corp.	3,780	51,521
QCR Holdings, Inc.	3,273	176,709
RBB Bancorp	1,800	37,206
Regions Financial Corp.	12,400	232,500
Riyad Bank (Saudi Arabia)	6,820	58,368
Royal Bank of Canada (Canada)	900	87,147

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
S&T Bancorp, Inc.	1,800	$49,374
Sberbank of Russia PJSC (Russia)*^	202,510	—
Shinhan Financial Group Co. Ltd. (South Korea)	2,400	68,511
Toronto-Dominion Bank (The) (Canada)	10,300	675,437
Towne Bank	1,500	40,725
Truist Financial Corp.	62,000	2,940,660
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	269,832	71,173
U.S. Bancorp	25,200	1,159,704
United Overseas Bank Ltd. (Singapore)	4,900	92,664
Valley National Bancorp	11,360	118,258
Wells Fargo & Co.	108,320	4,242,894
		33,287,414
Beverages 1.1%
Coca-Cola Co. (The)	87,100	5,479,461
Coca-Cola Consolidated, Inc.	120	67,668
Heineken Holding NV (Netherlands)	609	44,427
Keurig Dr. Pepper, Inc.	27,800	983,842
National Beverage Corp.	2,360	115,498
PepsiCo, Inc.	22,300	3,716,518
		10,407,414
Biotechnology 1.5%
AbbVie, Inc.	22,805	3,492,814
ACADIA Pharmaceuticals, Inc.*	1,100	15,499
Agios Pharmaceuticals, Inc.*	1,900	42,123
Alkermes PLC*	700	20,853
Catalyst Pharmaceuticals, Inc.*	41,120	288,251
Cerevel Therapeutics Holdings, Inc.*	2,600	68,744
ChemoCentryx, Inc.*	8,500	210,630
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	13,300	220,826
Daan Gene Co. Ltd. (China) (Class A Stock)	18,400	47,258
Eagle Pharmaceuticals, Inc.*	4,180	185,717
Eiger BioPharmaceuticals, Inc.*	2,300	14,490
Emergent BioSolutions, Inc.*	3,064	95,107
Exelixis, Inc.*	42,400	882,768
Geron Corp.*	13,200	20,460
Gilead Sciences, Inc.	42,989	2,657,150
Halozyme Therapeutics, Inc.*	6,800	299,200
ImmunoGen, Inc.*	15,500	69,750
iTeos Therapeutics, Inc.*	2,000	41,200
Karuna Therapeutics, Inc.*	200	25,302

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Keros Therapeutics, Inc.*	1,400	$38,682
Kodiak Sciences, Inc.*	1,600	12,224
Kronos Bio, Inc.*	3,200	11,648
Mersana Therapeutics, Inc.*	2,400	11,088
Mirum Pharmaceuticals, Inc.*	7,700	149,842
Moderna, Inc.*	9,000	1,285,650
Organogenesis Holdings, Inc.*	17,800	86,864
PTC Therapeutics, Inc.*	6,380	255,583
Regeneron Pharmaceuticals, Inc.*	1,000	591,130
REGENXBIO, Inc.*	1,700	41,990
Turning Point Therapeutics, Inc.*	400	30,100
United Therapeutics Corp.*	1,200	282,768
Vanda Pharmaceuticals, Inc.*	9,077	98,939
Vaxcyte, Inc.*	2,100	45,696
Veracyte, Inc.*	10,500	208,950
Vertex Pharmaceuticals, Inc.*	8,300	2,338,857
Vir Biotechnology, Inc.*	2,100	53,487
		14,241,640
Building Products 0.4%
Carlisle Cos., Inc.	3,400	811,274
Cie de Saint-Gobain (France)	16,026	689,736
Griffon Corp.	2,400	67,272
Insteel Industries, Inc.	1,400	47,138
Inwido AB (Sweden)	5,973	65,927
Owens Corning	20,000	1,486,200
Resideo Technologies, Inc.*	2,900	56,318
UFP Industries, Inc.	2,677	182,411
		3,406,276
Capital Markets 1.2%
3i Group PLC (United Kingdom)	12,347	166,431
Ameriprise Financial, Inc.	1,000	237,680
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	6,058	128,999
Bank of New York Mellon Corp. (The)	11,300	471,323
BGC Partners, Inc. (Class A Stock)	24,800	83,576
Canaccord Genuity Group, Inc. (Canada)	16,800	110,025
Cohen & Steers, Inc.	300	19,077
Deutsche Bank AG (Germany)	10,019	87,504
Donnelley Financial Solutions, Inc.*	3,200	93,728
Goldman Sachs Group, Inc. (The)	13,810	4,101,846
Macquarie Group Ltd. (Australia)	5,854	664,587
Morgan Stanley	33,800	2,570,828

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Piper Sandler Cos.	1,100	$124,696
Stifel Financial Corp.	18,400	1,030,768
StoneX Group, Inc.*	700	54,649
UBS Group AG (Switzerland)	63,302	1,022,226
Virtu Financial, Inc. (Class A Stock)	9,900	231,759
Virtus Investment Partners, Inc.	740	126,555
		11,326,257
Chemicals 1.1%
AdvanSix, Inc.	2,300	76,912
Avient Corp.	300	12,024
Cabot Corp.	1,100	70,169
CF Industries Holdings, Inc.	8,800	754,424
China BlueChemical Ltd. (China) (Class H Stock)	418,000	120,496
Dow, Inc.	48,400	2,497,924
DuPont de Nemours, Inc.	2,500	138,950
Ecovyst, Inc.	14,300	140,855
Elkem ASA (Norway), 144A	60,536	192,967
Hawkins, Inc.	304	10,953
Kronos Worldwide, Inc.	6,300	115,920
Kumho Petrochemical Co. Ltd. (South Korea)	3,113	334,774
Livent Corp.*	6,200	140,678
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	295,000	132,020
LyondellBasell Industries NV (Class A Stock)	6,100	533,506
Minerals Technologies, Inc.	2,000	122,680
Nutrien Ltd. (Canada)	2,900	230,950
Olin Corp.	28,300	1,309,724
Orion Engineered Carbons SA (Germany)	5,860	91,006
Petronas Chemicals Group Bhd (Malaysia)	279,000	570,001
SABIC Agri-Nutrients Co. (Saudi Arabia)	16,329	600,329
Sahara International Petrochemical Co. (Saudi Arabia)	3,200	42,747
Saudi Basic Industries Corp. (Saudi Arabia)	4,585	124,329
Valhi, Inc.	300	13,602
Westlake Corp.	21,000	2,058,420
Yara International ASA (Brazil)	1,000	41,818
		10,478,178
Commercial Services & Supplies 0.1%
ABM Industries, Inc.	2,700	117,234
ACCO Brands Corp.	1,800	11,754
BrightView Holdings, Inc.*	4,300	51,600
Brink’s Co. (The)	200	12,142
HNI Corp.	300	10,407

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Interface, Inc.	2,700	$33,858
SP Plus Corp.*	1,900	58,368
Waste Management, Inc.	2,800	428,344
		723,707
Communications Equipment 0.3%
Cisco Systems, Inc.	28,837	1,229,610
Extreme Networks, Inc.*	8,000	71,360
NetScout Systems, Inc.*	4,659	157,707
Nokia OYJ (Finland)	144,722	670,909
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	50,287	374,984
Viavi Solutions, Inc.*	1,000	13,230
		2,517,800
Construction & Engineering 0.1%
API Group Corp.*	14,100	211,077
Comfort Systems USA, Inc.	1,000	83,150
Eiffage SA (France)	480	43,266
EMCOR Group, Inc.	3,050	314,028
Greentown Management Holdings Co. Ltd. (China), 144A	228,000	176,431
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	134,100	70,095
Sterling Infrastructure, Inc.*	3,000	65,760
		963,807
Construction Materials 0.2%
Eagle Materials, Inc.	13,000	1,429,220
Summit Materials, Inc. (Class A Stock)*	4,600	107,134
		1,536,354
Consumer Finance 0.3%
Atlanticus Holdings Corp.*	300	10,551
Capital One Financial Corp.	24,200	2,521,398
Enova International, Inc.*	6,500	187,330
LendingClub Corp.*	12,300	143,787
Navient Corp.	5,300	74,147
Oportun Financial Corp.*	6,600	54,582
Synchrony Financial	11,800	325,916
		3,317,711

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.3%
Greif, Inc. (Class A Stock)	4,180	$260,748
International Paper Co.	33,900	1,418,037
Pactiv Evergreen, Inc.	3,200	31,872
Westrock Co.	21,800	868,512
		2,579,169
Distributors 0.0%
LKQ Corp.	2,800	137,452
Diversified Consumer Services 0.1%
Laureate Education, Inc. (Class A Stock)	10,100	116,857
MegaStudyEdu Co. Ltd. (South Korea)	9,080	545,629
Stride, Inc.*	400	16,316
Universal Technical Institute, Inc.*	2,500	17,825
Vivint Smart Home, Inc.*	3,200	11,136
		707,763
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	17,174	4,688,846
Cannae Holdings, Inc.*	6,580	127,257
ECN Capital Corp. (Canada)	44,400	190,059
FirstRand Ltd. (South Africa)	93,414	358,031
Investor AB (Sweden) (Class A Stock)	2,684	48,256
Investor AB (Sweden) (Class B Stock)	8,887	146,324
		5,558,773
Diversified Telecommunication Services 0.7%
AT&T, Inc.	35,200	737,792
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,232,000	158,486
Deutsche Telekom AG (Germany)	27,052	537,293
Hellenic Telecommunications Organization SA (Greece)	18,375	329,302
Koninklijke KPN NV (Netherlands)	182,484	649,979
Liberty Latin America Ltd. (Chile) (Class A Stock)*	8,900	69,420
Liberty Latin America Ltd. (Chile) (Class C Stock)*	17,800	138,662
Ooredoo QPSC (Qatar)	37,584	79,459
Telefonica SA (Spain)	49,550	252,329
Verizon Communications, Inc.	66,240	3,361,680
		6,314,402
Electric Utilities 0.9%
ALLETE, Inc.	2,200	129,316

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
CESC Ltd. (India)	152,880	$138,452
Edison International	36,700	2,320,908
Electricite de France SA (France)	68,121	556,462
Endesa SA (Spain)	12,294	232,124
Evergy, Inc.	4,500	293,625
Exelon Corp.	60,388	2,736,784
Fortum OYJ (Finland)	2,960	44,367
Inter RAO UES PJSC (Russia)^	4,433,000	8
Otter Tail Corp.	4,280	287,316
PG&E Corp.*	20,900	208,582
Portland General Electric Co.	600	28,998
Power Grid Corp. of India Ltd. (India)	275,515	740,504
PPL Corp.	5,400	146,502
Southern Co. (The)	3,600	256,716
SSE PLC (United Kingdom)	28,702	564,964
		8,685,628
Electrical Equipment 0.4%
Atkore, Inc.*	3,260	270,612
AZZ, Inc.	2,200	89,804
Bloom Energy Corp. (Class A Stock)*	1,800	29,700
Emerson Electric Co.	22,000	1,749,880
Encore Wire Corp.	2,080	216,154
Hubbell, Inc.	8,500	1,517,930
LG Energy Solution Ltd. (South Korea)*	147	42,326
		3,916,406
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	2,900	154,483
Corning, Inc.	51,400	1,619,614
ePlus, Inc.*	2,560	135,987
Insight Enterprises, Inc.*	500	43,140
Jabil, Inc.	23,700	1,213,677
LG Innotek Co. Ltd. (South Korea)	704	186,177
Murata Manufacturing Co. Ltd. (Japan)	2,800	153,232
Nan Ya Printed Circuit Board Corp. (Taiwan)	3,000	26,467
PC Connection, Inc.	1,000	44,050
Sanmina Corp.*	5,780	235,419
ScanSource, Inc.*	7,080	220,471
Sensirion Holding AG (Switzerland), 144A*	3,408	345,374

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
TTM Technologies, Inc.*	2,400	$30,000
Unimicron Technology Corp. (Taiwan)	7,000	37,336
		4,445,427
Energy Equipment & Services 0.2%
Bristow Group, Inc.*	1,500	35,100
Cactus, Inc. (Class A Stock)	300	12,081
ChampionX Corp.	12,900	256,065
Halliburton Co.	4,300	134,848
Newpark Resources, Inc.*	17,300	53,457
NexTier Oilfield Solutions, Inc.*	1,700	16,167
Oceaneering International, Inc.*	3,140	33,535
ProPetro Holding Corp.*	8,500	85,000
RPC, Inc.*	1,500	10,365
Schlumberger NV	32,000	1,144,320
Select Energy Services, Inc. (Class A Stock)*	16,800	114,576
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	3,400	36,992
U.S. Silica Holdings, Inc.*	2,500	28,550
		1,961,056
Entertainment 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	36,600	115,880
Activision Blizzard, Inc.	5,780	450,031
Devsisters Co. Ltd. (South Korea)	2,405	79,701
GungHo Online Entertainment, Inc. (Japan)	12,000	211,608
Lions Gate Entertainment Corp. (Class A Stock)*	9,000	83,790
Lions Gate Entertainment Corp. (Class B Stock)*	14,200	125,386
Madison Square Garden Entertainment Corp.*	400	21,048
Marcus Corp. (The)*	1,800	26,586
NetEase, Inc. (China)	11,000	203,797
Netflix, Inc.*	7,600	1,329,012
Walt Disney Co. (The)*	24,300	2,293,920
Warner Bros Discovery, Inc.*	38,500	516,670
Webzen, Inc. (South Korea)*	2,280	32,333
		5,489,762
Equity Real Estate Investment Trusts (REITs) 1.2%
Acadia Realty Trust	2,100	32,802
American Assets Trust, Inc.	700	20,790
Apple Hospitality REIT, Inc.	19,400	284,598
Artis Real Estate Investment Trust (Canada)	26,600	243,020

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Braemar Hotels & Resorts, Inc.	3,000	$12,870
Brandywine Realty Trust	5,100	49,164
Chatham Lodging Trust*	3,100	32,395
City Office REIT, Inc.	2,200	28,490
DiamondRock Hospitality Co.*	22,300	183,083
Diversified Healthcare Trust	23,100	42,042
EPR Properties	8,900	417,677
Equinix, Inc.	1,000	657,020
Franklin Street Properties Corp.	16,021	66,808
Goodman Group (Australia)	51,999	638,349
Hersha Hospitality Trust*	7,600	74,556
Highwoods Properties, Inc.	3,600	123,084
Ichigo Office REIT Investment Corp. (Japan)	114	70,933
Kite Realty Group Trust	8,100	140,049
Lamar Advertising Co. (Class A Stock)	5,300	466,241
Necessity Retail REIT, Inc. (The)	4,300	31,304
Paramount Group, Inc.	14,600	105,558
Pebblebrook Hotel Trust	5,600	92,792
Piedmont Office Realty Trust, Inc. (Class A Stock)	16,160	212,019
PotlatchDeltic Corp.	1,800	79,542
Prologis, Inc.	19,000	2,235,350
Public Storage	1,500	469,005
Retail Opportunity Investments Corp.	900	14,202
RLJ Lodging Trust	14,400	158,832
Ryman Hospitality Properties, Inc.*	2,500	190,075
Safestore Holdings PLC (United Kingdom)	14,913	193,012
SBA Communications Corp.	3,800	1,216,190
Service Properties Trust	37,000	193,510
Simon Property Group, Inc.	5,900	560,028
Stockland (Australia)	17,460	43,487
Welltower, Inc.	1,900	156,465
Weyerhaeuser Co.	60,200	1,993,824
Whitestone REIT	1,500	16,125
Xenia Hotels & Resorts, Inc.*	12,900	187,437
		11,732,728
Food & Staples Retailing 1.0%
Albertson’s Cos., Inc. (Class A Stock)	70,800	1,891,776
Alimentation Couche-Tard, Inc. (Canada)	16,200	631,916
Andersons, Inc. (The)	500	16,495
BJ’s Wholesale Club Holdings, Inc.*	160	9,971
Cencosud SA (Chile)	88,350	112,453
Chefs’ Warehouse, Inc. (The)*	600	23,334
Costco Wholesale Corp.	8,800	4,217,664

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Koninklijke Ahold Delhaize NV (Netherlands)	28,613	$746,193
Kroger Co. (The)	3,700	175,121
Loblaw Cos. Ltd. (Canada)	8,100	730,523
Metro, Inc. (Canada)	1,200	64,410
North West Co., Inc. (The) (Canada)	2,600	67,242
Performance Food Group Co.*	700	32,186
Sonae SGPS SA (Portugal)	46,873	57,653
Sprouts Farmers Market, Inc.*	500	12,660
Tesco PLC (United Kingdom)	37,181	115,463
United Natural Foods, Inc.*	5,100	200,940
US Foods Holding Corp.*	18,200	558,376
Woolworths Group Ltd. (Australia)	5,918	145,287
		9,809,663
Food Products 1.1%
AppHarvest, Inc.*	3,200	11,168
Archer-Daniels-Midland Co.	10,700	830,320
Bunge Ltd.	6,900	625,761
Darling Ingredients, Inc.*	26,000	1,554,800
First Pacific Co. Ltd. (Indonesia)	836,000	327,887
Hain Celestial Group, Inc. (The)*	3,000	71,220
Indofood Sukses Makmur Tbk PT (Indonesia)	702,600	333,631
JBS SA	111,800	676,126
Kraft Heinz Co. (The)	9,000	343,260
Nestle SA	7,993	932,748
Pilgrim’s Pride Corp.*	30,100	940,023
Simply Good Foods Co. (The)*	400	15,108
TreeHouse Foods, Inc.*	3,700	154,734
Tyson Foods, Inc. (Class A Stock)	38,500	3,313,310
WH Group Ltd. (Hong Kong), 144A	70,000	54,821
Wilmar International Ltd. (China)	235,600	686,144
		10,871,061
Gas Utilities 0.0%
Beijing Enterprises Holdings Ltd. (China)	46,000	163,521
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	450	19,125
GAIL India Ltd. (India)	24,480	42,044
New Jersey Resources Corp.	1,000	44,530
Northwest Natural Holding Co.	2,500	132,750
Spire, Inc.	300	22,311
		424,281

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	32,120	$3,489,838
Avanos Medical, Inc.*	1,900	51,946
Baxter International, Inc.	7,500	481,725
Becton, Dickinson & Co.	1,400	345,142
Boston Scientific Corp.*	36,500	1,360,355
Edwards Lifesciences Corp.*	19,000	1,806,710
Haemonetics Corp.*	2,600	169,468
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	37,573	142,160
Integer Holdings Corp.*	3,400	240,244
iRhythm Technologies, Inc.*	1,500	162,045
Lantheus Holdings, Inc.*	5,400	356,562
LivaNova PLC*	200	12,494
Medtronic PLC	22,500	2,019,375
Merit Medical Systems, Inc.*	4,600	249,642
Shockwave Medical, Inc.*	900	172,053
STAAR Surgical Co.*	3,400	241,162
		11,300,921
Health Care Providers & Services 2.0%
Alignment Healthcare, Inc.*	3,300	37,653
Aveanna Healthcare Holdings, Inc.*	16,100	36,386
Bangkok Chain Hospital PCL (Thailand)	264,300	139,916
Centene Corp.*	15,400	1,302,994
Cigna Corp.	12,300	3,241,296
CorVel Corp.*	1,100	161,997
CVS Health Corp.	33,500	3,104,110
Elevance Health, Inc.	4,300	2,075,094
Ensign Group, Inc. (The)	1,480	108,735
National HealthCare Corp.	200	13,980
OPKO Health, Inc.*	42,360	107,171
Privia Health Group, Inc.*	6,000	174,720
Select Medical Holdings Corp.	8,434	199,211
Sonic Healthcare Ltd. (Australia)	24,705	563,421
Tenet Healthcare Corp.*	2,900	152,424
UnitedHealth Group, Inc.	14,560	7,478,453
		18,897,561
Health Care Technology 0.1%
Computer Programs & Systems, Inc.*	2,900	92,713
Evolent Health, Inc. (Class A Stock)*	2,900	89,059

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
Multiplan Corp.*	23,300	$127,917
NextGen Healthcare, Inc.*	14,575	254,188
		563,877
Hotels, Restaurants & Leisure 0.8%
Accel Entertainment, Inc.*	7,300	77,526
Aristocrat Leisure Ltd. (Australia)	25,680	607,478
Biglari Holdings, Inc. (Class B Stock)*	270	33,129
Bloomin’ Brands, Inc.	4,000	66,480
Booking Holdings, Inc.*	260	454,737
Century Casinos, Inc.*	15,200	109,440
Choice Hotels International, Inc.	1,100	122,793
Compass Group PLC (United Kingdom)	8,910	182,166
Dave & Buster’s Entertainment, Inc.*	6,500	213,070
Everi Holdings, Inc.*	1,200	19,572
Evolution AB (Sweden), 144A	7,080	642,519
Golden Entertainment, Inc.*	1,000	39,550
Hilton Grand Vacations, Inc.*	5,000	178,650
Hilton Worldwide Holdings, Inc.	2,200	245,168
InterContinental Hotels Group PLC (United Kingdom)	888	47,140
Jumbo Interactive Ltd. (Australia)	6,468	63,355
Kura Sushi USA, Inc. (Class A Stock)*	600	29,718
Marriott International, Inc. (Class A Stock)	16,700	2,271,367
McDonald’s Corp.	7,220	1,782,474
ONE Group Hospitality, Inc. (The)*	2,900	21,373
OPAP SA (Greece)	3,300	47,427
RCI Hospitality Holdings, Inc.	2,287	110,599
Texas Roadhouse, Inc.	1,900	139,080
		7,504,811
Household Durables 0.5%
Cavco Industries, Inc.*	560	109,754
Century Communities, Inc.	700	31,479
Lennar Corp. (Class A Stock)	21,700	1,531,369
M/I Homes, Inc.*	1,700	67,422
MDC Holdings, Inc.	2,500	80,775
Meritage Homes Corp.*	1,880	136,300
Taylor Morrison Home Corp.*	8,300	193,888
Toll Brothers, Inc.	47,200	2,105,120
Tri Pointe Homes, Inc.*	11,500	194,005
Tupperware Brands Corp.*	7,300	46,282
		4,496,394

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.6%
Central Garden & Pet Co.*	300	$12,726
Central Garden & Pet Co. (Class A Stock)*	2,100	84,021
Kimberly-Clark Corp.	16,800	2,270,520
Procter & Gamble Co. (The)	22,879	3,289,771
		5,657,038
Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	59,580	1,251,776
Altus Power, Inc.*	3,500	22,085
Clearway Energy, Inc. (Class C Stock)	1,800	62,712
NTPC Ltd. (India)	36,880	66,893
Ormat Technologies, Inc.	1,600	125,360
Vistra Corp.	48,700	1,112,795
		2,641,621
Industrial Conglomerates 0.6%
CITIC Ltd. (China)	548,000	554,712
Honeywell International, Inc.	15,600	2,711,436
Industries Qatar QSC (Qatar)	171,026	748,885
Jardine Matheson Holdings Ltd. (Hong Kong)	12,100	635,447
KOC Holding A/S (Turkey)	22,840	50,289
Nisshinbo Holdings, Inc. (Japan)	39,900	299,767
Samsung C&T Corp. (South Korea)	483	45,809
Toshiba Corp. (Japan)	15,500	629,697
		5,676,042
Insurance 1.5%
Aegon NV (Netherlands)	9,140	39,620
American Financial Group, Inc.	1,400	194,334
American International Group, Inc.	48,000	2,454,240
Argo Group International Holdings Ltd.	2,000	73,720
Assicurazioni Generali SpA (Italy)	5,456	87,161
Chubb Ltd.	15,200	2,988,016
Coface SA (France)	44,444	466,098
Dai-ichi Life Holdings, Inc. (Japan)	43,700	798,836
DB Insurance Co. Ltd. (South Korea)	1,020	48,072
Enstar Group Ltd.*	1,050	224,679
Fairfax Financial Holdings Ltd. (Canada)	1,500	794,865
Genworth Financial, Inc. (Class A Stock)*	24,400	86,132
Japan Post Holdings Co. Ltd. (Japan)	69,900	498,019
Kinsale Capital Group, Inc.	1,190	273,272
Lincoln National Corp.	4,600	215,142

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
MetLife, Inc.	14,056	$882,576
MS&AD Insurance Group Holdings, Inc. (Japan)	21,900	669,161
NN Group NV (Netherlands)	13,671	621,137
Palomar Holdings, Inc.*	900	57,960
Reinsurance Group of America, Inc.	5,000	586,450
Sampo OYJ (Finland) (Class A Stock)	15,794	687,684
SiriusPoint Ltd. (Bermuda)*	2,300	12,466
Sompo Holdings, Inc. (Japan)	15,300	670,825
Stewart Information Services Corp.	1,500	74,625
Suncorp Group Ltd. (Australia)	7,650	57,931
United Fire Group, Inc.	1,000	34,230
Zurich Insurance Group AG (Switzerland)	735	319,327
		13,916,578
Interactive Media & Services 2.5%
Alphabet, Inc. (Class A Stock)*	4,505	9,817,566
Alphabet, Inc. (Class C Stock)*	4,087	8,940,108
Cars.com, Inc.*	6,700	63,181
Meta Platforms, Inc. (Class A Stock)*	28,794	4,643,033
Outbrain, Inc.*	8,800	44,264
Tencent Holdings Ltd. (China)	15,400	691,011
TrueCar, Inc.*	4,400	11,396
Yelp, Inc.*	400	11,108
		24,221,667
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding Ltd. (China)*	21,900	311,859
Amazon.com, Inc.*	91,340	9,701,221
ASKUL Corp. (Japan)	5,800	69,166
Duluth Holdings, Inc. (Class B Stock)*	9,600	91,584
eBay, Inc.	51,300	2,137,671
Liquidity Services, Inc.*	4,400	59,136
Pinduoduo, Inc. (China), ADR*	2,100	129,780
Revolve Group, Inc.*	400	10,364
		12,510,781
IT Services 2.5%
Accenture PLC (Class A Stock)	12,830	3,562,249
Automatic Data Processing, Inc.	9,800	2,058,392
Capgemini SE (France)	3,018	516,309
CGI, Inc. (Canada)*	8,600	685,087
Cognizant Technology Solutions Corp. (Class A Stock)	1,800	121,482

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Computacenter PLC (United Kingdom)	1,740	$49,838
Concentrix Corp.	2,100	284,844
Digital Garage, Inc. (Japan)	5,700	154,205
Evo Payments, Inc. (Class A Stock)*	5,700	134,064
Fidelity National Information Services, Inc.	1,600	146,672
Fiserv, Inc.*	5,200	462,644
Fujitsu Ltd. (Japan)	5,230	651,961
Gartner, Inc.*	2,300	556,209
Hackett Group, Inc. (The)	7,980	151,381
Information Services Group, Inc.	2,300	15,548
International Business Machines Corp.	7,894	1,114,554
International Money Express, Inc.*	600	12,282
Mastercard, Inc. (Class A Stock)	14,800	4,669,104
NTT Data Corp. (Japan)	30,400	420,627
Paychex, Inc.	1,100	125,257
Payoneer Global, Inc.*	26,500	103,880
Paysafe Ltd.*	45,300	88,335
SS&C Technologies Holdings, Inc.	16,000	929,120
TTEC Holdings, Inc.	1,400	95,046
Visa, Inc. (Class A Stock)	32,255	6,350,687
		23,459,777
Leisure Products 0.1%
Callaway Golf Co.*	700	14,280
MasterCraft Boat Holdings, Inc.*	2,559	53,867
Mizuno Corp. (Japan)	2,700	46,542
Shimano, Inc. (Japan)	3,300	553,401
Smith & Wesson Brands, Inc.	2,100	27,573
Vista Outdoor, Inc.*	1,200	33,480
		729,143
Life Sciences Tools & Services 0.7%
Danaher Corp.	7,260	1,840,555
Eurofins Scientific SE (Luxembourg)	1,552	122,290
IQVIA Holdings, Inc.*	8,700	1,887,813
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	24,900	707,409
Syneos Health, Inc.*	6,300	451,584
Thermo Fisher Scientific, Inc.	3,033	1,647,768
		6,657,419
Machinery 0.7%
Altra Industrial Motion Corp.	5,860	206,565

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	13,552	$126,752
Atlas Copco AB (Sweden) (Class B Stock)	8,224	68,896
Caterpillar, Inc.	11,300	2,019,988
Chart Industries, Inc.*	500	83,690
CNH Industrial NV (United Kingdom)	5,132	59,477
Cummins, Inc.	2,600	503,178
Hillenbrand, Inc.	6,700	274,432
Komatsu Ltd. (Japan)	28,700	635,851
Mueller Industries, Inc.	6,100	325,069
PACCAR, Inc.	13,100	1,078,654
Parker-Hannifin Corp.	2,700	664,335
REV Group, Inc.	13,200	143,484
SFS Group AG (Switzerland)	740	74,816
Shyft Group, Inc. (The)	900	16,731
Standex International Corp.	1,300	110,214
Terex Corp.	2,700	73,899
Titan International, Inc.*	11,900	179,690
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	11,524	150,852
		6,796,573
Marine 0.3%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	767,697
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	82,950	113,947
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	199,000	567,322
Kuehne + Nagel International AG (Switzerland)	2,663	629,038
Orient Overseas International Ltd. (Hong Kong)	13,500	358,592
SITC International Holdings Co. Ltd. (China)	23,000	65,162
Yang Ming Marine Transport Corp. (Taiwan)	12,000	33,456
ZIM Integrated Shipping Services Ltd. (Israel)	1,100	51,953
		2,587,167
Media 0.3%
Advantage Solutions, Inc.*	7,700	29,260
Cheil Worldwide, Inc. (South Korea)	17,693	323,518
Comcast Corp. (Class A Stock)	31,393	1,231,861
Gray Television, Inc.	8,160	137,822
Media Nusantara Citra Tbk PT (Indonesia)	724,500	45,582
Nine Entertainment Co. Holdings Ltd. (Australia)	48,831	61,266
Publicis Groupe SA (France)	10,797	528,555
Television Francaise 1 (France)	51,620	366,407
WPP PLC (United Kingdom)	59,523	600,003
		3,324,274

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 1.0%
African Rainbow Minerals Ltd. (South Africa)	14,628	$193,784
Anglo American PLC (South Africa)	6,223	222,577
ArcelorMittal SA (Luxembourg)	26,740	602,525
Aurubis AG (Germany)	1,743	118,408
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	116,200	104,304
BHP Group Ltd. (Australia)	12,260	347,954
BlueScope Steel Ltd. (Australia)	3,220	35,116
Carpenter Technology Corp.	700	19,537
Commercial Metals Co.	3,100	102,610
Ferrexpo PLC (Ukraine)	161,085	255,028
Fortescue Metals Group Ltd. (Australia)	24,784	298,774
Freeport-McMoRan, Inc.	68,700	2,010,162
Glencore PLC (Australia)*	47,554	257,336
Impala Platinum Holdings Ltd. (South Africa)	4,016	44,974
Lundin Mining Corp. (Chile)	5,400	34,232
MP Materials Corp.*	500	16,040
Norsk Hydro ASA (Norway)	26,090	146,626
Polyus PJSC (Russia)^	3,704	—
POSCO Holdings, Inc. (South Korea)	3,185	566,269
Rio Tinto Ltd. (Australia)	1,960	139,084
Rio Tinto PLC (Australia)	8,049	481,974
Ryerson Holding Corp.	5,100	108,579
Schnitzer Steel Industries, Inc. (Class A Stock)	1,000	32,840
Shanxi Taigang Stainless Steel Co. Ltd. (China) (Class A Stock)	81,900	66,540
Sibanye Stillwater Ltd. (South Africa)	202,828	507,449
South32 Ltd. (Australia)	22,275	60,474
SSAB AB (Sweden) (Class A Stock)	59,670	261,094
Steel Dynamics, Inc.	10,200	674,730
Tata Steel Ltd. (India)	51,026	562,259
TimkenSteel Corp.*	7,000	130,970
Vale SA (Brazil)	17,700	259,136
West African Resources Ltd. (Australia)*	629,919	519,119
		9,180,504
Mortgage Real Estate Investment Trusts (REITs) 0.0%
BrightSpire Capital, Inc.	1,800	13,590
Chimera Investment Corp.	2,500	22,050
Granite Point Mortgage Trust, Inc.	1,200	11,484
Invesco Mortgage Capital, Inc.	2,500	36,700
KKR Real Estate Finance Trust, Inc.	2,500	43,625
Ladder Capital Corp.	7,000	73,780
TPG RE Finance Trust, Inc.	5,020	45,230
		246,459

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 0.1%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	400	$50,466
Dollar General Corp.	4,100	1,006,304
Dollarama, Inc. (Canada)	1,500	86,374
Europris ASA (Norway), 144A	19,639	91,780
Macy’s, Inc.	5,800	106,256
		1,341,180
Multi-Utilities 0.4%
Dominion Energy, Inc.	6,300	502,803
E.ON SE (Germany)	67,781	569,798
Engie SA (France)	60,059	691,800
Sempra Energy	13,600	2,043,672
		3,808,073
Oil, Gas & Consumable Fuels 2.8%
Berry Corp.	3,500	26,670
Canadian Natural Resources Ltd. (Canada)	18,700	1,004,878
Centennial Resource Development, Inc. (Class A Stock)*	28,900	172,822
Cheniere Energy, Inc.	10,700	1,423,421
Chevron Corp.	30,300	4,386,834
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	249,500	717,517
Civitas Resources, Inc.	1,900	99,351
ConocoPhillips	32,600	2,927,806
CONSOL Energy, Inc.*	4,500	222,210
Diamondback Energy, Inc.	3,900	472,485
Earthstone Energy, Inc. (Class A Stock)*	6,100	83,265
Eni SpA (Italy)	57,123	679,604
Equinor ASA (Norway)	21,634	754,951
Exxon Mobil Corp.	63,400	5,429,576
Imperial Oil Ltd. (Canada)	1,200	56,569
Inpex Corp. (Japan)	60,400	651,745
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	10,100	830,321
Matador Resources Co.	5,200	242,268
Murphy Oil Corp.	8,300	250,577
Northern Oil & Gas, Inc.	600	15,156
Oasis Petroleum, Inc.	400	48,660
Oil & Natural Gas Corp. Ltd. (India)	379,518	729,836
OMV AG (Austria)	6,208	291,892
PetroChina Co. Ltd. (China) (Class H Stock)	684,000	324,515
Petroleo Brasileiro SA (Brazil)	19,400	113,284
Phillips 66	17,400	1,426,626
Pioneer Natural Resources Co.	1,500	334,620

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ranger Oil Corp. (Class A Stock)*	1,000	$32,870
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	85,900	271,820
Shell PLC (Netherlands)	26,571	685,969
SM Energy Co.	7,600	259,844
Suncor Energy, Inc. (Canada)	9,900	347,331
Talos Energy, Inc.*	900	13,923
Valero Energy Corp.	14,200	1,509,176
Woodside Energy Group Ltd. (Australia)	2,215	48,621
World Fuel Services Corp.	8,649	176,958
		27,063,971
Paper & Forest Products 0.1%
Canfor Corp. (Canada)*	21,400	373,237
Interfor Corp. (Canada)*	21,300	429,243
		802,480
Personal Products 0.2%
BellRing Brands, Inc.*	1,300	32,357
Chlitina Holding Ltd. (China)	88,000	574,573
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	706,000	47,464
Inter Parfums, Inc.	700	51,142
L’Oreal SA (France)	1,002	346,307
Medifast, Inc.	920	166,069
Unilever PLC (United Kingdom)	9,569	435,276
		1,653,188
Pharmaceuticals 3.1%
AstraZeneca PLC (United Kingdom)	1,687	221,928
Bayer AG (Germany)	8,539	507,730
Bristol-Myers Squibb Co.	21,720	1,672,440
China Medical System Holdings Ltd. (China)	263,000	411,081
Chugai Pharmaceutical Co. Ltd. (Japan)	22,800	582,681
CSPC Pharmaceutical Group Ltd. (China)	342,800	340,963
Eli Lilly & Co.	8,100	2,626,263
Evolus, Inc.*	13,000	150,800
GSK PLC	59,393	1,279,336
Harmony Biosciences Holdings, Inc.*	1,800	87,786
Intra-Cellular Therapies, Inc.*	5,300	302,524
Ipsen SA (France)	4,309	405,724
Johnson & Johnson	22,969	4,077,227
Merck & Co., Inc.	56,100	5,114,637

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	4,544	$768,100
Novartis AG (Switzerland)	10,521	889,163
Novo Nordisk A/S (Denmark) (Class B Stock)	1,451	161,425
Ono Pharmaceutical Co. Ltd. (Japan)	1,800	46,085
Pfizer, Inc.	117,700	6,171,011
Prestige Consumer Healthcare, Inc.*	5,360	315,168
Roche Holding AG	4,469	1,491,390
Sanofi (France)	12,718	1,278,293
Shionogi & Co. Ltd. (Japan)	1,400	71,688
Sun Pharmaceutical Industries Ltd. (India)	27,366	288,179
Takeda Pharmaceutical Co. Ltd. (Japan)	7,900	222,232
		29,483,854
Professional Services 0.2%
ASGN, Inc.*	2,880	259,920
CoStar Group, Inc.*	3,300	199,353
Heidrick & Struggles International, Inc.	700	22,652
Insperity, Inc.	1,100	109,813
Kforce, Inc.	680	41,711
Korn Ferry	4,300	249,486
ManpowerGroup, Inc.	1,800	137,538
Randstad NV (Netherlands)	12,279	595,949
TriNet Group, Inc.*	2,600	201,812
TrueBlue, Inc.*	2,100	37,590
Wolters Kluwer NV (Netherlands)	5,239	508,354
		2,364,178
Real Estate Management & Development 0.2%
Aldar Properties PJSC (United Arab Emirates)	57,204	69,346
CBRE Group, Inc. (Class A Stock)*	3,600	264,996
Cushman & Wakefield PLC*	4,200	64,008
DigitalBridge Group, Inc.*	5,800	28,304
eXp World Holdings, Inc.	1,100	12,947
Forestar Group, Inc.*	3,200	43,808
Jones Lang LaSalle, Inc.*	800	139,888
Kennedy-Wilson Holdings, Inc.	6,500	123,110
Longfor Group Holdings Ltd. (China), 144A	148,000	700,710
Marcus & Millichap, Inc.	400	14,796
Newmark Group, Inc. (Class A Stock)	20,800	201,136
		1,663,049

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.1%
ArcBest Corp.	200	$14,074
Covenant Logistics Group, Inc.	700	17,563
CSX Corp.	4,400	127,864
Schneider National, Inc. (Class B Stock)	17,800	398,364
Union Pacific Corp.	600	127,968
		685,833
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	9,300	711,171
Amkor Technology, Inc.	8,800	149,160
ASML Holding NV (Netherlands)	951	452,624
Axcelis Technologies, Inc.*	1,800	98,712
Broadcom, Inc.	8,880	4,313,993
Daqo New Energy Corp. (China), ADR*	1,200	85,656
Diodes, Inc.*	3,700	238,909
Intel Corp.	105,168	3,934,335
MaxLinear, Inc.*	3,400	115,532
Microchip Technology, Inc.	21,300	1,237,104
Micron Technology, Inc.	43,500	2,404,680
NVIDIA Corp.	19,700	2,986,323
NXP Semiconductors NV (China)	8,000	1,184,240
ON Semiconductor Corp.*	28,900	1,453,959
Onto Innovation, Inc.*	200	13,948
PDF Solutions, Inc.*	4,900	105,399
Photronics, Inc.*	10,700	208,436
Power Integrations, Inc.	1,000	75,010
QUALCOMM, Inc.	35,400	4,521,996
Renesas Electronics Corp. (Japan)*	27,600	249,794
Semtech Corp.*	2,280	125,331
SiTime Corp.*	1,290	210,309
STMicroelectronics NV (Singapore)	16,624	523,153
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	104,000	1,663,735
United Microelectronics Corp. (Taiwan)	459,000	609,901
		27,673,410
Software 4.4%
A10 Networks, Inc.	15,780	226,916
ACI Worldwide, Inc.*	2,800	72,492
Adobe, Inc.*	6,318	2,312,767
Agilysys, Inc.*	1,300	61,451
Blackbaud, Inc.*	2,980	173,049
Box, Inc. (Class A Stock)*	5,200	130,728
Cadence Design Systems, Inc.*	1,400	210,042

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
ChannelAdvisor Corp.*	2,480	$36,158
CommVault Systems, Inc.*	1,800	113,220
Dassault Systemes SE (France)	5,498	202,352
EngageSmart, Inc.*	6,600	106,128
Fortinet, Inc.*	34,000	1,923,720
Instructure Holdings, Inc.*	1,700	38,590
Microsoft Corp.	105,866	27,189,565
Nemetschek SE (Germany)	460	27,754
OneSpan, Inc.*	5,100	60,690
Oracle Corp.	49,598	3,465,412
Paycom Software, Inc.*	2,100	588,252
Roper Technologies, Inc.	2,800	1,105,020
Sprout Social, Inc. (Class A Stock)*	2,100	121,947
SPS Commerce, Inc.*	2,776	313,827
Sumo Logic, Inc.*	6,800	50,932
Synopsys, Inc.*	8,800	2,672,560
Tanla Platforms Ltd. (India)	2,540	32,589
Tenable Holdings, Inc.*	2,000	90,820
Upland Software, Inc.*	2,700	39,204
Verint Systems, Inc.*	5,600	237,160
Xperi Holding Corp.	8,400	121,212
Zeta Global Holdings Corp. (Class A Stock)*	14,700	66,444
		41,791,001
Specialty Retail 0.9%
Academy Sports & Outdoors, Inc.	2,900	103,066
Aritzia, Inc. (Canada)*	9,300	251,791
Asbury Automotive Group, Inc.*	1,700	287,878
AutoNation, Inc.*	19,760	2,208,378
AutoZone, Inc.*	500	1,074,560
Chow Tai Fook Jewellery Group Ltd. (China)	381,000	714,001
Conn’s, Inc.*	1,300	10,426
Destination XL Group, Inc.*	4,400	14,916
Dunelm Group PLC (United Kingdom)	7,782	77,638
Group 1 Automotive, Inc.	1,500	254,700
Halfords Group PLC (United Kingdom)	49,972	87,215
Home Depot, Inc. (The)	5,558	1,524,393
JB Hi-Fi Ltd. (Australia)	3,670	97,352
JD Sports Fashion PLC (United Kingdom)	133,030	187,339
ODP Corp. (The)*	1,600	48,384
Penske Automotive Group, Inc.	9,600	1,005,024
Shimamura Co. Ltd. (Japan)	5,200	456,082
Signet Jewelers Ltd.	600	32,076
Sonic Automotive, Inc. (Class A Stock)	2,800	102,564

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Tilly’s, Inc. (Class A Stock)	2,100	$14,742
TravelCenters of America, Inc.*	1,700	58,599
Zhongsheng Group Holdings Ltd. (China)	43,000	303,544
		8,914,668
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	182,404	24,938,275
Asustek Computer, Inc. (Taiwan)	50,000	523,353
Canon, Inc. (Japan)	4,500	102,031
Lenovo Group Ltd. (China)	708,000	660,110
Samsung Electronics Co. Ltd. (South Korea)	25,082	1,102,435
Super Micro Computer, Inc.*	4,800	193,680
		27,519,884
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,488	265,447
Gildan Activewear, Inc. (Canada)	4,200	120,890
Hermes International (France)	155	174,123
Kering SA (France)	91	46,827
Li Ning Co. Ltd. (China)	42,500	393,950
LVMH Moet Hennessy Louis Vuitton SE (France)	1,288	785,362
Moncler SpA (Italy)	1,092	46,925
Oxford Industries, Inc.	800	70,992
PVH Corp.	7,300	415,370
Ralph Lauren Corp.	7,700	690,305
		3,010,191
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	400	14,340
Enact Holdings, Inc.	3,200	68,736
Essent Group Ltd.	400	15,560
Genworth Mortgage Insurance Australia Ltd. (Australia)	233,190	371,544
Mr. Cooper Group, Inc.*	2,100	77,154
NMI Holdings, Inc. (Class A Stock)*	11,500	191,475
Paragon Banking Group PLC (United Kingdom)	8,085	48,237
PennyMac Financial Services, Inc.	300	13,113
Provident Financial Services, Inc.	2,300	51,198
Radian Group, Inc.	3,800	74,670
		926,027

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.3%
British American Tobacco PLC (United Kingdom)	28,254	$1,209,196
Imperial Brands PLC (United Kingdom)	30,236	676,234
Japan Tobacco, Inc. (Japan)	27,173	469,536
Scandinavian Tobacco Group A/S (Denmark), 144A	32,895	643,747
Turning Point Brands, Inc.	700	18,991
Vector Group Ltd.	1,800	18,900
		3,036,604
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	2,080	200,034
Boise Cascade Co.	2,760	164,193
GMS, Inc.*	840	37,380
Grafton Group PLC (United Kingdom), UTS	25,472	240,969
Howden Joinery Group PLC (United Kingdom)	64,500	472,991
Marubeni Corp. (Japan)	68,000	612,226
Mitsubishi Corp. (Japan)	6,300	187,843
Mitsui & Co. Ltd. (Japan)	38,500	848,870
Rush Enterprises, Inc. (Class A Stock)	1,600	77,120
Russel Metals, Inc. (Canada)	5,500	111,179
Sumitomo Corp. (Japan)	45,000	616,555
Titan Machinery, Inc.*	5,700	127,737
Univar Solutions, Inc.*	20,100	499,887
Veritiv Corp.*	2,000	217,100
		4,414,084
Transportation Infrastructure 0.0%
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	211,800	184,428
Water Utilities 0.0%
Artesian Resources Corp. (Class A Stock)	1,405	69,084
SJW Group	1,500	93,615
		162,699
Wireless Telecommunication Services 0.2%
Advanced Info Service PCL (Thailand)	12,300	67,693
Airtel Africa PLC (Nigeria), 144A	121,863	201,468
America Movil SAB de CV (Mexico) (Class L Stock)	55,000	56,287
Intelsat Emergence SA (Luxembourg)*	4,218	119,159

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
SoftBank Group Corp. (Japan)	6,100	$235,715
T-Mobile US, Inc.*	6,000	807,240
		1,487,562

Total Common Stocks (cost $483,779,063)		544,303,526
Exchange-Traded Fund 0.3%
iShares MSCI EAFE ETF(a) (cost $3,086,883)	43,000	2,687,070
Preferred Stocks 0.2%
Automobiles 0.0%
Volkswagen AG (Germany) (PRFC)	2,856	382,288
Banks 0.0%
Citigroup Capital XIII, 7.609%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	80,400
Itausa SA (Brazil) (PRFC)	25,200	40,159
		120,559
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	5,000	124,500
Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	108,939	217,318
Cia Paranaense de Energia (Brazil) (PRFC B)	387,600	506,584
		723,902
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	143,900	767,694
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	173,816

Total Preferred Stocks (cost $2,197,756)		2,292,759

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR^	440	$4,194
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR^	440	871
		5,065

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.8%
Automobiles 0.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25		12	11,725
Series 2019-01, Class C	3.360	02/18/25		200	199,452
Series 2019-02, Class C	2.740	04/18/25		300	298,083
Series 2019-03, Class C	2.320	07/18/25		800	788,148
Series 2020-02, Class D	2.130	03/18/26		100	96,261
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	299,859
Series 2020-01A, Class A, 144A	2.330	08/20/26		500	475,361
Series 2020-02A, Class A, 144A	2.020	02/20/27		100	91,849
Series 2021-02A, Class C, 144A	2.350	02/20/28		500	437,409
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		100	99,144
Series 2020-03A, Class D	1.730	07/15/26		100	97,174

Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	14	10,865
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	160,296
Series 2021-02, Class D, 144A	2.600	05/15/34		300	263,714

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24		100	100,173
Hertz Vehicle Financing III LLC, Series 2022-01A, Class C, 144A	2.630	06/25/26		100	92,538
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		700	617,140
Series 2021-02A, Class B, 144A	2.120	12/27/27		100	88,283

Hertz Vehicle Financing LLC, Series 2022-02A, Class B, 144A	2.650	06/26/28		100	90,287
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28		269	263,307
Series 2021-02, Class D, 144A	1.138	12/26/28		186	179,220

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630%	09/14/27		1,280	$1,249,644
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32		286	283,365
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	97,865
Series 2020-03, Class D	1.640	11/16/26		400	390,092
Series 2020-04, Class D	1.480	01/15/27		300	289,109
Series 2021-01, Class D	1.130	11/16/26		800	766,480
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25		700	696,516
Series 2019-A, Class C	2.380	12/15/25		200	198,027
					8,731,386
Collateralized Debt Obligations 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	2.229(c)	01/15/37		900	872,943
MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	2.142(c)	02/19/37		500	480,761
					1,353,704
Collateralized Loan Obligations 3.8%
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.600(c)	07/15/35	EUR	2,000	1,977,907
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	01/20/32		1,500	1,468,376
Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.313(c)	01/20/34		2,100	2,038,399
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.514(c)	05/17/31		1,000	977,466
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.316(c)	04/30/31		1,000	981,053

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850%(c)	05/22/32	EUR	1,500	$1,527,595
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,500	1,527,685

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.213(c)	04/20/34		1,350	1,305,290
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		1,500	1,460,067
Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.945(c)	01/18/34		1,000	951,600

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	2.883(c)	09/01/31		2,500	2,461,664
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	2.113(c)	04/20/31		1,500	1,466,487
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.144(c)	07/16/31		4,000	3,908,935
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	10/15/34		3,500	3,362,108
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.163(c)	07/20/34		4,000	3,845,988
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)	2.131(c)	10/20/32		3,500	3,407,933
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.263(c)	07/20/31		250	245,239
Trinitas Euro CLO DAC (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.750(c)	04/15/35	EUR	2,750	2,724,377
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	10/20/31		500	490,386
					36,128,555

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans 0.4%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	200	$146,150
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	90,028
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		900	881,182
Series 2021-01A, Class A, 144A	1.900	11/20/31		700	606,999

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		200	192,111
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		262	261,304
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	356,194
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		400	374,387
Series 2021-A, Class B, 144A	1.760	03/08/28		300	282,252

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		400	377,935
					3,568,542
Credit Cards 0.1%
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.340(c)	11/15/28	GBP	465	566,721
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40		400	391,088
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58		59	58,435

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other 0.2%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.309%(c)	10/16/23		100	$99,492
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.424(c)	06/25/24		1,400	1,363,633
					1,463,125
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.374(c)	03/25/34		24	23,496
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	1.500(c)	09/27/75	EUR	452	455,005
					478,501
Student Loans 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		115	110,679
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		93	90,672
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		39	37,937
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42		25	25,326
Series 2018-B, Class A2FX, 144A	3.540	05/26/43		56	56,031
Series 2019-A, Class A2FX, 144A	2.730	10/25/48		74	73,068
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42		75	75,449
Series 2018-CA, Class A2, 144A	3.520	06/16/42		62	62,179
Series 2019-CA, Class A2, 144A	3.130	02/15/68		139	136,160
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48		185	180,912
Series 2019-C, Class A2FX, 144A	2.370	11/16/48		356	343,321

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340%	08/25/47	127	$124,809
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	469	449,775
				1,766,318

Total Asset-Backed Securities (cost $57,207,025)				54,506,375
Bank Loans 0.1%
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%	9.181(c)	05/25/26	75	74,123
Second Lien Term Loan, Term SOFR + 3.250%	4.431(c)	08/24/26	148	34,245
				108,368
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25	152	159,600
Telecommunications 0.1%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	4.916(c)	05/27/24	346	302,617

Total Bank Loans (cost $671,895)				570,585
Commercial Mortgage-Backed Securities 5.9%
Banc of America Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.736(cc)	02/15/50	40,575	1,007,368
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	961,244
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,561,402
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,328,337
Series 2020-C7, Class XB	1.101(cc)	04/15/53	4,900	318,799
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,615,548
Series 2020-B17, Class A4	2.042	03/15/53	650	555,946

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.974%(c)	10/15/36	1,275	$1,198,520
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)	3.522(c)	11/15/38	1,000	942,519

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	3.273(c)	10/15/23	1,350	1,220,459
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class XCP, IO, 144A	0.620(cc)	03/15/35	476,980	2,066,420
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,071,883
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,307,130
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	775,037
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	139	137,017
Series 2015-GC29, Class A3	2.935	04/10/48	385	373,588
Series 2015-P01, Class A4	3.462	09/15/48	600	586,533
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,226,391
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,223,411
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	52	51,277
Series 2014-CR18, Class A4	3.550	07/15/47	332	328,172
Series 2014-UBS04, Class A4	3.420	08/10/47	700	688,095
Series 2015-LC21, Class A3	3.445	07/10/48	646	627,448

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.974(c)	05/15/36	1,766	1,677,835
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,512,176
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	630,669
Series 2017-C08, Class A3	3.127	06/15/50	774	723,380

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	669,933
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO	0.877(cc)	10/25/22	1,171	1,483
Series K055, Class X1, IO	1.484(cc)	03/25/26	2,177	90,388
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	368	358,513
Series 2021-GSA03, Class XB, IO	0.747(cc)	12/15/54	35,000	1,830,171

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694%	04/15/46	89	$88,731
Series 2017-JP07, Class ASB	3.241	09/15/50	400	391,438
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	800	775,908
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.324(c)	09/15/29	602	593,327
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	584	566,403
Series 2015-C25, Class A4	3.372	10/15/48	700	682,373
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,217,011
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,149,215
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,158,856

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month Term SOFR + 4.289% (Cap N/A, Floor 4.289%)	5.568(c)	03/15/39	1,100	1,061,696
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	489,795
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,335,482
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,621,109
Series 2018-C09, Class A3	3.854	03/15/51	400	386,646
Series 2018-C14, Class A3	4.180	12/15/51	996	963,099

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A3	2.971	04/10/46	187	185,800
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	782,157
Series 2016-C33, Class A3	3.162	03/15/59	941	913,566
Series 2016-C34, Class A3	2.834	06/15/49	800	766,091
Series 2016-C35, Class A3	2.674	07/15/48	1,161	1,094,058
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,421,613
Series 2017-C38, Class A4	3.190	07/15/50	682	649,378
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,024,609
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,670,283
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,413,816

Total Commercial Mortgage-Backed Securities (cost $60,661,246)				56,069,552
Corporate Bonds 15.2%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,678,602

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.750%	02/01/50	515	$363,148
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	356,379
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	305,940
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	260	235,024
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	353,736

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	99	96,103
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	212,400
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	232,166
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	781,933
				4,615,431
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	620	411,975
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557	08/15/27	410	375,446
BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	1,410	1,333,495
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	333,047
				2,453,963
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	155	143,875
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	66	63,666
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	262,302
Sr. Unsec’d. Notes	5.250	05/04/25	300	306,018

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	55	52,136

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	260	$230,599
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	50,880
				1,109,476
Auto Manufacturers 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	249,487
Sr. Unsec’d. Notes	5.291	12/08/46	135	103,776
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	342,701
Sr. Unsec’d. Notes	3.350	11/01/22	770	769,165
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	156,469
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	972,002
Sr. Unsec’d. Notes	6.250	10/02/43	95	90,583
Sr. Unsec’d. Notes	6.600	04/01/36	80	81,102

General Motors Financial Co., Inc., Gtd. Notes	3.950	04/13/24	616	611,198
				3,376,483
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	217,448
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	298,457
				515,905
Banks 3.8%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	183,622
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	179,940
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	325,827
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	235	199,197
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	537,521
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	191	190,330
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	151,012
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	192,308

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.550%(ff)	03/05/24	85	$84,792
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,759,463
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	108,046
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	336,589
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,922,582
Sub. Notes, MTN	4.450	03/03/26	365	364,021

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	0.625	07/09/24	660	620,924
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	169,852
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	892,275
Sr. Unsec’d. Notes	4.375	01/12/26	200	197,591
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	392,547
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	640,188
Sr. Unsec’d. Notes, 144A	3.132(ff)	01/20/33	685	573,699

BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	198,625
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	87,924
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,065,601
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	152,580
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	740,278
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	237,832
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	274,203
Sr. Unsec’d. Notes	3.700	01/12/26	200	196,303
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,440,075
Sub. Notes	4.400	06/10/25	767	766,503
Sub. Notes	4.450	09/29/27	195	191,717
Sub. Notes	4.750	05/18/46	55	49,419

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	395,870
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.961(ff)	11/26/25	245	237,341
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	307,551
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	226,504
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	324,022
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	376,367

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	2.615%(ff)	04/22/32	1,405	$1,165,690
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,097
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	179,142
Sr. Unsec’d. Notes	3.850	01/26/27	410	396,654
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	91,188
Sub. Notes	6.750	10/01/37	275	304,641
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	304,484
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,093,937
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709(c)	10/30/22(oo)	146	138,528
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	897,022
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	315,752
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	101,918
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	425,033
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	248,067
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	135,029
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,526,722
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	763,194
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	83,697
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	243,367
Sub. Notes	3.875	09/10/24	90	89,832

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	289,624
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	816,627
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	45,127
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,115,029
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	365,003
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	232,947
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	178,028
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	415,780
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,453,636

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	882,039
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	311,655
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	5.426(c)	09/15/22(oo)	63	61,448
Sub. Notes	2.200	03/03/31	960	783,481

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	317,744

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393%(ff)	06/02/28	2,500	$2,240,462
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	881,270
				36,233,935
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	150	143,988
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	120	99,283
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	825	843,040
				1,086,311
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.000	01/15/52	600	426,861
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	625	567,337
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	237,288
				804,625
Chemicals 0.3%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	150	139,889
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	17,612
Sr. Unsec’d. Notes	9.400	05/15/39	31	44,165

Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,552,441
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	175,491
Gtd. Notes	5.875	03/27/24	200	196,176
Gtd. Notes	6.500	09/27/28	200	181,665

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Westlake Corp., Sr. Unsec’d. Notes	3.125%	08/15/51		315	$219,666
					2,527,105
Commercial Services 0.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		157	140,432
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	458,528
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,148,566
Gtd. Notes, 144A	7.000	10/15/37		20	23,137

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	71,952
Loxam SAS (France), Sr. Sub. Notes(a)	5.750	07/15/27	EUR	603	496,052
Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	930	678,336
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	229,460
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		210	212,958
S&P Global, Inc., Gtd. Notes, 144A	3.700	03/01/52		510	435,990
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	211,620
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	41,792
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	164,461
Gtd. Notes	3.875	02/15/31		62	52,369

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	504,392
					4,870,045
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		400	323,269

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500%	08/15/28	120	$96,478
Gtd. Notes, 144A	6.000	01/15/27	400	347,531

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	350	267,827
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	325	240,500
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	208,889
				1,161,225
Electric 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	132,099
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	131,213
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	182,037
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	124,599
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	185,525
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	142,633
General Ref. Mortgage, Series Z	2.400	09/01/26	170	159,828

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	394,159
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	646,981
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	781,257
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	543,635
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	61,519
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	197,103
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	143,489
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	656,115
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.250	07/12/31	1,190	936,102

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400%	01/28/30	200	$169,585
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	307,644
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	67,634
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	33,954
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	268,528
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	226,012
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	279,962
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	45,961
Gtd. Notes, 144A	3.375	02/15/29	50	40,410
Gtd. Notes, 144A	3.625	02/15/31	100	78,692
Gtd. Notes, 144A	3.875	02/15/32	125	99,237
Gtd. Notes, 144A	5.250	06/15/29	400	357,345
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	138,254
Sr. Unsec’d. Notes	4.150	04/01/48	175	153,618
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	180,871
First Mortgage	4.550	07/01/30	540	479,392

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	32,170
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	139,940
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	211,955
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	207,157
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,039,461
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	182,000
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	623,750
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	564,132
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	622,494

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41		105	$99,341
					12,067,793
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,204,908
Engineering & Construction 0.1%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	208,717
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	224,836
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	136,607
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	184,234
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	136,607

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		100	78,430
					969,431
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		168	111,727
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		650	646,123
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		265	225,367
Gtd. Notes, 144A	5.141	03/15/52		245	205,686
Gtd. Notes, 144A	5.391	03/15/62		125	104,833

Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		225	230,866
					1,524,602
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	281,145

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250%	02/16/26	GBP	700	$663,207
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	420,380
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/15/30		500	474,567
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		450	397,965
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	130,496
Gtd. Notes, 144A	4.375	01/31/32		150	130,442

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	800	740,118
					3,238,320
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		310	308,401
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		825	759,539
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	177,131
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	524,641
Sr. Unsec’d. Notes	4.800	02/15/44		40	36,038

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	687,237
					2,184,586
Healthcare-Products 0.1%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	281,242
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		350	298,366
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		75	62,338

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)

Medtronic Global Holdings SCA, Gtd. Notes	2.250%	03/07/39	EUR	100	$87,670
					729,616
Healthcare-Services 0.6%
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	736,839
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	684,667
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	86,049
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	42,715
Sr. Unsec’d. Notes	4.650	01/15/43		30	28,547
HCA, Inc.,
Gtd. Notes	3.500	07/15/51		215	148,248
Gtd. Notes	5.375	02/01/25		130	129,750
Gtd. Notes, 144A	4.625	03/15/52		165	132,007
Gtd. Notes, MTN	7.750	07/15/36		400	458,785

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	304,911
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	449,347
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	130,285
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	378,796

MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	124,091
MultiCare Health System, Unsec’d. Notes	2.803	08/15/50		280	200,281
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31		1,155	989,363
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	168,160
Unsec’d. Notes, Series H	2.746	10/01/26		50	47,731
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		250	215,123

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.625%	07/15/24	196	$188,320
Sr. Sec’d. Notes, 144A	4.375	01/15/30	300	254,873
				5,898,888
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	436,686
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	497,701
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	449,159
Gtd. Notes, 144A	5.875	06/15/27	90	83,140
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	66,407

Toll Brothers Finance Corp., Gtd. Notes(a)	4.350	02/15/28	1,650	1,495,289
				3,028,382
Insurance 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	82,418
Gtd. Notes, 144A	3.951	10/15/50	180	136,754
Gtd. Notes, 144A	4.569	02/01/29	350	343,250

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	119,052
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	23,400
Sr. Unsec’d. Notes	5.000	04/05/46	325	307,236

New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	130,043
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,832
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	212,884
Sub. Notes, 144A	6.850	12/16/39	22	25,978
				1,394,847

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625%	02/15/32	375	$298,435
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	533,657
MGM Resorts International, Gtd. Notes	6.750	05/01/25	250	245,766
				1,077,858
Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	85,590
Xylem, Inc., Sr. Unsec’d. Notes	1.950	01/30/28	975	861,053
				946,643
Media 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	287,415
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	725	660,558
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	202,439
Sr. Sec’d. Notes	5.375	05/01/47	120	102,721
Sr. Sec’d. Notes	6.384	10/23/35	110	111,021
Sr. Sec’d. Notes	6.484	10/23/45	172	167,471

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	16,432
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	248,417
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	230,035
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	200,943

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A(a)	5.375	08/15/26	550	140,332
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	495,535
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	60,768
Gtd. Notes	7.375	07/01/28	100	68,016

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.750%	07/01/26	400	$310,450
Paramount Global,
Sr. Unsec’d. Notes	4.375	03/15/43	600	464,749
Sr. Unsec’d. Notes	5.250	04/01/44	65	55,627

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	123,159
				3,946,088
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	291,948
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	183,197
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	112,421
				587,566
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	429,520
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750	01/06/23	70	69,878
Oil & Gas 1.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	218,848
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	66	69,766
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	100,517
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	120,360

BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	518	520,423
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	750	708,190

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400%	04/15/29		650	$626,414
Sr. Unsec’d. Notes	5.400	06/15/47		318	306,439
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		125	119,245
Gtd. Notes, 144A	5.875	02/01/29		125	117,856

ConocoPhillips Co., Gtd. Notes, 144A	3.758	03/15/42		150	131,191
Continental Resources, Inc.,
Gtd. Notes	4.500	04/15/23		151	151,539
Gtd. Notes, 144A	2.875	04/01/32		550	430,131

Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	34,730
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23		353	352,858
Sr. Unsec’d. Notes	6.875	04/29/30		68	60,197

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		400	381,007
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	95,038
Sr. Sec’d. Notes, 144A	4.875	03/30/26		200	176,353
Sr. Sec’d. Notes, 144A	5.375	03/30/28		275	232,877

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	111,535
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	43,640
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		125	110,060
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	43,281
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	131,141

Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31		450	373,988
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		200	201,764
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	208,321
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	353,709
Gtd. Notes	6.625	08/15/37		50	52,274
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	230	257,168
Gtd. Notes	7.375	01/17/27		21	22,269

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750%	02/26/29	EUR	180	$141,623
Gtd. Notes	5.350	02/12/28		49	38,831
Gtd. Notes	6.350	02/12/48		136	81,422
Gtd. Notes	6.490	01/23/27		61	52,778
Gtd. Notes	6.500	03/13/27		1,613	1,400,211
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	199,541
Gtd. Notes, MTN	6.750	09/21/47		231	142,932
Gtd. Notes, MTN	6.875	08/04/26		10	9,004

Phillips 66 Co., Gtd. Notes, 144A	3.550	10/01/26		360	349,988
Qatar Energy (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		210	164,846
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		345	278,294
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	865,310
					10,587,909
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	317,794
Packaging & Containers 0.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		780	692,519
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	918	692,465
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		225	192,233
					1,577,217
Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25		315	312,835
Sr. Unsec’d. Notes	4.250	11/21/49		1,285	1,138,984
Sr. Unsec’d. Notes	4.500	05/14/35		235	227,976

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.550%	03/15/35	430	$418,883
Sr. Unsec’d. Notes	4.700	05/14/45	250	235,466
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	79,924
Gtd. Notes, 144A	5.000	02/15/29	75	38,961
Gtd. Notes, 144A	5.250	01/30/30	50	26,032
Gtd. Notes, 144A	5.250	02/15/31	350	179,722
Gtd. Notes, 144A	6.250	02/15/29	200	106,766
Gtd. Notes, 144A	7.000	01/15/28	325	186,063

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	18	17,911
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	70	66,960
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	967	979,737
Sr. Unsec’d. Notes	3.400	03/15/50	615	470,311
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	359	355,443
Sr. Unsec’d. Notes	4.780	03/25/38	90	85,187
Sr. Unsec’d. Notes	5.125	07/20/45	487	470,138
Sr. Unsec’d. Notes	5.300	12/05/43	45	44,669

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	192,321
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	644,501
Viatris, Inc., Gtd. Notes	4.000	06/22/50	325	216,551
				6,495,341
Pipelines 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	350	325,671
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	10	9,202
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	543,586
Sr. Unsec’d. Notes	4.950	06/15/28	210	206,929
Sr. Unsec’d. Notes	5.000	05/15/50	170	144,634
Sr. Unsec’d. Notes	5.300	04/15/47	500	432,841

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes	3.200%	02/15/52	275	$197,249
Gtd. Notes	4.200	01/31/50	345	287,932
Gtd. Notes	4.850	03/15/44	185	168,057

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	295,993
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	153,008
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	525,975
Sr. Unsec’d. Notes	4.500	04/15/38	175	153,399
Sr. Unsec’d. Notes	4.875	06/01/25	375	377,051
Sr. Unsec’d. Notes	4.950	03/14/52	520	449,748
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,089
Sr. Unsec’d. Notes	5.500	02/15/49	90	83,593

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	192,316
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	796,588
Gtd. Notes	4.950	07/13/47	50	42,424

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.300	01/31/43	740	556,062
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	157,245
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	233,825
Gtd. Notes, 144A	6.000	12/31/30	125	104,590
Gtd. Notes, 144A	7.500	10/01/25	150	145,712
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	26,302
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	25,766

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	20	16,130
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	18,113
Sr. Unsec’d. Notes	4.900	01/15/45	220	196,859
Sr. Unsec’d. Notes	5.400	03/04/44	175	166,795
				7,051,684

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125%	02/01/29		350	$271,155
Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29		450	429,328
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30		345	310,905
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28		400	294,854
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26		175	171,258
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31		315	271,343
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	200	173,038
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		800	755,802
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		675	543,436
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		700	675,477
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		1,750	1,674,444
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26		160	158,472
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	419,200
					5,877,557
Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	144,940
Dollar Tree, Inc., Sr. Unsec’d. Notes	2.650	12/01/31		750	616,791
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,127,240

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	170	$159,831
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	450	422,850
				2,471,652
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	166	126,799
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	975	740,603
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,750	1,446,673
				2,314,075
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	48	35,338
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	274	222,219
Sr. Unsec’d. Notes	3.500	09/15/53	1,658	1,257,372
Sr. Unsec’d. Notes	3.550	09/15/55	115	86,182
Sr. Unsec’d. Notes	4.300	02/15/30	5	4,883

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	62,197
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	150	101,489
Sr. Sec’d. Notes, 144A	8.750	05/25/24	200	186,261
Sr. Sec’d. Notes, 144A	8.750	05/25/24	175	162,893

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	174,814
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23^(d)	400	—
Gtd. Notes, 144A	8.500	10/15/24^(d)	25	—
Gtd. Notes, 144A	9.750	07/15/25^(d)	25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30	625	515,912

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	900	780,535

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125%	09/15/26	EUR	800	$712,606
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	361,601
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		275	231,245
Sr. Sec’d. Notes	2.550	02/15/31		1,910	1,606,785
Sr. Sec’d. Notes	4.500	04/15/50		300	266,533

Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41		480	390,646
					7,124,173
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	151,748
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	190,482
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	171,783
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23		97	96,699
Sr. Unsec’d. Notes	5.590	05/17/25		20	20,619
					631,331

Total Corporate Bonds (cost $167,149,707)					143,867,187
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32		35	34,810
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		220	281,180
Taxable, Revenue Bonds	2.574	04/01/31		415	379,732

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs	7.300%	10/01/39	210	$272,133
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	19,254
				952,299
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	191,677
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	35,243
General Obligation Unlimited, Series D	5.000	11/01/22	710	716,387
General Obligation Unlimited, Taxable	5.100	06/01/33	100	100,434
				1,043,741
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	365,948
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	403,113
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	433,723
				1,202,784
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	219,087
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	207,291
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	70,366
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	47,357
				117,723

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834%	11/15/34	70	$79,263
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	89,397
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	68,544

Total Municipal Bonds (cost $4,050,559)				4,014,939
Residential Mortgage-Backed Securities 1.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,634
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.545(cc)	02/25/35	7	7,017
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.474(c)	10/25/28	55	54,550
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.224(c)	07/25/29	286	284,765
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.624(c)	10/25/29	74	74,104
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	5.224(c)	06/25/30	97	96,298
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.676(c)	03/25/31	274	273,024
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.876(c)	03/25/31	150	147,248
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	3.076(c)	01/26/32	160	154,897
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	4.626(c)	01/26/32	360	343,970

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%	2.783%(c)	09/12/26^	701	$697,216
Central Park Funding Trust, Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%	4.633(c)	10/27/22	952	943,778
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	2.624(cc)	02/25/37	18	17,281
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.774(c)	09/25/31	32	31,527
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	3.724(c)	10/25/39	33	32,295
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	5.426(c)	01/25/42	100	87,659
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	7.176(c)	03/25/42	105	102,542
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.176(c)	03/25/42	90	83,919
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	222	215,609
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	390	375,298
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.324(c)	11/25/28	69	68,551
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	4.924(c)	04/25/29	200	197,890
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	3.076(c)	10/25/33	180	179,411
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	3.626(c)	10/25/33	280	279,384
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	4.376(c)	04/25/34	240	225,786
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.024(c)	05/25/30	108	108,115
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.774(c)	10/25/30	60	59,928

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae Connecticut Avenue Securities, (cont’d.)
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	4.226%(c)	11/25/41	110	$94,081
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.926(c)	11/25/41	90	80,323
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42	500	508,782
Series 2018-78, Class A	3.500	07/25/43	16	15,563
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.926(c)	11/25/50	250	235,439
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	3.526(c)	11/25/50	844	839,135
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.326(c)	08/25/33	1,120	971,499
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	3.474(c)	02/25/50	182	180,697
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	7.624(c)	08/25/50	450	468,618
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	5.374(c)	08/25/50	14	14,161
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	5.726(c)	10/25/50	190	192,075
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	5.224(c)	07/25/50	40	39,603
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	4.426(c)	10/25/33	275	236,878
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.976(c)	01/25/34	180	154,489
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	2.576(c)	01/25/34	104	100,210
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.326(c)	10/25/41	300	256,621

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	4.076%(c)	12/25/33		100	$78,683
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.276(c)	09/25/41		170	142,663
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.026(c)	09/25/41		300	262,206
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	4.676(c)	12/25/41		90	74,292
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	3.276(c)	12/25/41		200	172,578
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	2.776(c)	01/25/42		410	367,857
Home Re Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	2.526(c)	01/25/34		150	146,484
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.726(c)	01/25/34		235	221,297

JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	3.008(cc)	07/25/35		6	5,426
Jupiter Mortgage PLC (United Kingdom), Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.861(c)	07/20/60	GBP	300	361,030
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		64	63,794
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		254	253,350
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		290	287,826
Series 2020-SL01, Class A, 144A	2.734	01/25/60		130	126,604
Series 2021-GS01, Class A1, 144A	1.892	10/25/66		142	137,658
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		175	170,226
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61		76	75,506
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		53	52,515

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.374(c)	01/25/48		83	80,993

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.024%(c)	07/25/29		12	$11,590
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.826(c)	04/25/34		200	186,513
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	2.274(c)	06/25/57		68	66,768
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	5.467(c)	12/25/22		684	678,125
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.474(c)	02/25/23		150	149,072
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.374(c)	06/25/29		76	75,415
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.074(c)	01/25/30		200	196,148
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	2.776(c)	11/25/31		240	237,590
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	4.626(c)	11/25/31		300	288,089

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	431	449,389
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		342	338,443
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.543(cc)	02/25/34		14	13,743
Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	2.224(c)	02/25/57		130	128,905

Total Residential Mortgage-Backed Securities (cost $16,239,774)					15,432,648
Sovereign Bonds 0.8%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	972,313

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27		485	$473,964
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	167,361
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	180	115,929
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		100	92,288
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	383,629
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	190,629
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	74,404
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	368,616
Sr. Unsec’d. Notes	3.500	01/11/28		370	353,297
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	327,199

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	197,457
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	216,044
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	95,371
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	200,707
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	208,866

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,767,028
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	325,773
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	205,179

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	284,293
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	75,000

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	01/27/30	EUR	200	$50,302
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	345,600
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		110	108,328
Sr. Unsec’d. Notes	5.100	06/18/50		65	65,112

Total Sovereign Bonds (cost $9,453,529)					7,664,689
U.S. Government Agency Obligations 4.0%
Federal Home Loan Bank(k)	5.500	07/15/36		135	162,301
Federal Home Loan Mortgage Corp.	3.000	01/01/52		2,204	2,057,471
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,479	1,378,787
Federal Home Loan Mortgage Corp.	3.500	03/01/52		991	954,071
Federal Home Loan Mortgage Corp.	4.500	10/01/39		71	73,651
Federal Home Loan Mortgage Corp.	5.000	04/01/34		7	7,421
Federal Home Loan Mortgage Corp.	5.000	05/01/34		15	15,355
Federal Home Loan Mortgage Corp.	5.000	10/01/35		20	20,989
Federal Home Loan Mortgage Corp.	5.000	11/01/41		149	155,543
Federal Home Loan Mortgage Corp.	5.500	12/01/33		15	15,627
Federal Home Loan Mortgage Corp.	5.500	05/01/34		3	3,301
Federal Home Loan Mortgage Corp.	5.500	07/01/34		31	32,753
Federal Home Loan Mortgage Corp.	5.500	05/01/37		5	5,526
Federal Home Loan Mortgage Corp.	5.500	10/01/37		10	10,858
Federal Home Loan Mortgage Corp.	6.000	01/01/34		13	13,931
Federal Home Loan Mortgage Corp.	7.000	10/01/31		1	618
Federal Home Loan Mortgage Corp.	7.000	05/01/32		10	10,684
Federal National Mortgage Assoc.	3.000	12/01/51		998	932,039
Federal National Mortgage Assoc.	3.000	02/01/52		489	455,544
Federal National Mortgage Assoc.	3.000	03/01/52		2,970	2,769,145
Federal National Mortgage Assoc.	3.500	TBA		10,000	9,616,406
Federal National Mortgage Assoc.	3.500	TBA		2,000	1,920,774
Federal National Mortgage Assoc.	3.500	01/01/52		483	464,995
Federal National Mortgage Assoc.	3.500	02/01/52		1,481	1,426,240
Federal National Mortgage Assoc.	4.000	TBA		4,000	3,936,953
Federal National Mortgage Assoc.	4.000	TBA		1,500	1,479,111
Federal National Mortgage Assoc.	4.000	04/01/52		1,484	1,465,539
Federal National Mortgage Assoc.	4.000	05/01/52		1,747	1,724,459
Federal National Mortgage Assoc.	4.500	TBA		1,000	1,003,789
Federal National Mortgage Assoc.	4.500	09/01/39		56	57,853
Federal National Mortgage Assoc.	4.500	08/01/40		49	50,822
Federal National Mortgage Assoc.	4.500	02/01/44		69	71,063
Federal National Mortgage Assoc.	4.500	08/01/44		139	142,765
Federal National Mortgage Assoc.	4.500	01/01/45		123	126,599

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	07/01/35	17	$17,610
Federal National Mortgage Assoc.	5.000	02/01/36	29	30,784
Federal National Mortgage Assoc.	5.500	06/01/33	6	6,774
Federal National Mortgage Assoc.	5.500	08/01/33	12	12,890
Federal National Mortgage Assoc.	5.500	09/01/33	15	15,919
Federal National Mortgage Assoc.	5.500	09/01/33	30	31,791
Federal National Mortgage Assoc.	5.500	01/01/34	13	13,435
Federal National Mortgage Assoc.	5.500	01/01/34	13	14,017
Federal National Mortgage Assoc.	5.500	07/01/34	23	24,800
Federal National Mortgage Assoc.	6.000	01/01/34	5	5,016
Federal National Mortgage Assoc.	6.000	01/01/34	69	75,172
Federal National Mortgage Assoc.	6.000	02/01/34	7	7,144
Federal National Mortgage Assoc.	6.000	10/01/34	1	1,293
Federal National Mortgage Assoc.	6.000	10/01/34	4	4,711
Federal National Mortgage Assoc.	6.000	11/01/34	9	10,102
Federal National Mortgage Assoc.	6.000	11/01/34	16	16,355
Federal National Mortgage Assoc.	6.000	11/01/34	34	36,519
Federal National Mortgage Assoc.	6.000	01/01/35	52	54,933
Federal National Mortgage Assoc.	6.000	02/01/35	35	37,938
Federal National Mortgage Assoc.	6.000	08/01/36	10	10,460
Federal National Mortgage Assoc.	6.000	08/01/38	4	4,393
Federal National Mortgage Assoc.	6.500	05/01/24	5	4,853
Federal National Mortgage Assoc.	6.500	07/01/29	5	5,625
Federal National Mortgage Assoc.	6.500	07/01/32	10	10,142
Federal National Mortgage Assoc.	6.500	04/01/33	6	6,433
Federal National Mortgage Assoc.	6.500	01/01/34	5	5,557
Federal National Mortgage Assoc.	6.500	01/01/34	10	10,309
Federal National Mortgage Assoc.	6.500	10/01/36	11	11,711
Federal National Mortgage Assoc.	6.500	09/01/37	42	46,166
Federal National Mortgage Assoc.	6.500	10/01/37	40	42,648
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	247,205
Federal National Mortgage Assoc.	7.000	06/01/32	7	7,929
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	567,292
Federal National Mortgage Assoc.	7.500	09/01/30	1	542
Federal National Mortgage Assoc.	8.000	12/01/23	—(r)	28
Federal National Mortgage Assoc.	8.500	02/01/28	1	979
Government National Mortgage Assoc.	3.000	09/20/43	107	102,845
Government National Mortgage Assoc.	3.000	01/20/44	33	31,873
Government National Mortgage Assoc.	3.000	03/15/45	68	64,558
Government National Mortgage Assoc.	3.000	05/20/45	104	99,505
Government National Mortgage Assoc.	3.000	08/20/45	192	183,798
Government National Mortgage Assoc.	3.000	06/20/46	207	198,416
Government National Mortgage Assoc.	3.000	03/20/47	116	111,313
Government National Mortgage Assoc.	3.000	12/20/48	557	532,987

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	06/20/51	664	$628,344
Government National Mortgage Assoc.	3.000	08/20/51	1,476	1,394,748
Government National Mortgage Assoc.	5.000	10/20/37	10	10,273
Government National Mortgage Assoc.	5.000	04/20/45	54	57,481
Government National Mortgage Assoc.	5.500	07/15/33	11	11,266
Government National Mortgage Assoc.	5.500	12/15/33	5	5,135
Government National Mortgage Assoc.	5.500	09/15/34	88	91,567
Government National Mortgage Assoc.	5.500	01/15/36	31	32,984
Government National Mortgage Assoc.	5.500	02/15/36	66	69,537
Government National Mortgage Assoc.	6.500	09/15/23	1	667
Government National Mortgage Assoc.	6.500	10/15/23	1	567
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	309
Government National Mortgage Assoc.	6.500	12/15/23	1	707
Government National Mortgage Assoc.	6.500	12/15/23	1	1,000
Government National Mortgage Assoc.	6.500	04/15/24	9	8,983
Government National Mortgage Assoc.	6.500	07/15/32	1	1,211
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	209
Government National Mortgage Assoc.	6.500	08/15/32	1	652
Government National Mortgage Assoc.	6.500	08/15/32	1	1,429
Government National Mortgage Assoc.	6.500	08/15/32	7	7,109
Government National Mortgage Assoc.	7.000	06/15/24	2	1,618
Government National Mortgage Assoc.	7.000	05/15/31	3	3,739
Government National Mortgage Assoc.	7.500	04/15/29	—(r)	495
Government National Mortgage Assoc.	8.000	08/15/22	—(r)	43
Government National Mortgage Assoc.	8.000	12/15/22	—(r)	2
Government National Mortgage Assoc.	8.000	12/15/22	—(r)	8
Government National Mortgage Assoc.	8.000	06/15/25	10	9,831
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	112,570

Total U.S. Government Agency Obligations (cost $37,879,852)				37,740,237
U.S. Treasury Obligations 6.6%
U.S. Treasury Bonds	1.375	11/15/40	135	97,200
U.S. Treasury Bonds	2.000	11/15/41	8,140	6,463,669
U.S. Treasury Bonds(k)	2.250	05/15/41	22,655	18,895,686
U.S. Treasury Bonds	2.500	02/15/46	9,945	8,431,495
U.S. Treasury Bonds	2.500	05/15/46	2,895	2,453,512
U.S. Treasury Bonds	2.875	05/15/43	1,380	1,257,309
U.S. Treasury Bonds	3.625	08/15/43	230	235,930
U.S. Treasury Notes	0.375	11/30/25	2,000	1,826,562
U.S. Treasury Notes	1.250	06/30/28	13,240	11,909,794
U.S. Treasury Notes	2.750	05/31/29	50	49,031
U.S. Treasury Notes	2.875	05/15/28	6,855	6,774,668
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286	222,354

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.487%(s)	11/15/30	154	$118,863
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	265,898
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	105,361
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	550	258,930
U.S. Treasury Strips Coupon(k)	2.052(s)	11/15/43	6,350	2,945,805
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	120	53,325

Total U.S. Treasury Obligations (cost $74,429,542)				62,365,392

Total Long-Term Investments (cost $916,806,831)				931,520,024

Shares
Short-Term Investments 3.3%
Affiliated Mutual Fund 0.5%
PGIM Institutional Money Market Fund (cost $4,355,662)(b)(we)		4,359,984	4,356,061

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $179,391)	1.610%	09/15/22	180	179,396

Shares
Unaffiliated Fund 2.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $26,674,349)		26,674,349	26,674,349

Options Purchased*~ 0.0%
(cost $125,974)	325,229

Total Short-Term Investments (cost $31,335,376)	31,535,035

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $948,142,207)	963,055,059

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $177,945)	$(188,092)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.6% (cost $947,964,262)	962,866,967
Liabilities in excess of other assets(z) (1.6)%	(15,441,081)

Net Assets 100.0%	$947,425,886

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S&P—Standard & Poor’s
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $689,934 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,163,486; cash collateral of $4,351,263 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Less than $500 par.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	2
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	3,150	2
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	3,150	2
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	$93.00	CDX.NA.HY.38. V1(Q)	5.00%(Q)	1,190	3,889
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	66,582
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	56,125
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	48,607
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	48,607
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	54,058
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	3,150	24,860
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	3,150	22,495
Total Options Purchased (cost $125,974)								$325,229
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	$(27)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	$(59)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	(115)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	(115)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	(546)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	3,150	(455)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	3,150	(685)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$98.00	5.00%(Q)	CDX.NA.HY.38. V1(Q)	1,190	(33,009)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	09/21/22	$96.00	5.00%(Q)	CDX.NA.HY.38. V1(Q)	1,190	(32,413)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	(19,130)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	(16,155)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	(9,225)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	(9,225)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	(20,309)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	3,150	(9,443)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	3,150	(8,606)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	2,730	(8,056)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	2,730	(6,087)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	2,330	(70)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
GS_21-PJA ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		4,500	$(128)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	1,800	(14,234)
Total Options Written (premiums received $177,945)									$(188,092)
Futures contracts outstanding at June 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
174	2 Year U.S. Treasury Notes	Sep. 2022	$36,542,719	$(64,158)
240	5 Year U.S. Treasury Notes	Sep. 2022	26,940,000	73,231
265	10 Year U.S. Treasury Notes	Sep. 2022	31,410,781	(64,173)
51	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	7,871,531	(52,411)
21	Mini MSCI Emerging Markets Index	Sep. 2022	1,052,835	15,064
3	S&P 500 E-Mini Index	Sep. 2022	568,425	(16,663)
				(109,110)
Short Positions:
25	5 Year Euro-Bobl	Sep. 2022	3,253,623	29,960
24	10 Year Euro-Bund	Sep. 2022	3,741,936	84,080
64	10 Year U.S. Ultra Treasury Notes	Sep. 2022	8,152,000	64,470
69	20 Year U.S. Treasury Bonds	Sep. 2022	9,565,125	50,272
10	Euro Schatz Index	Sep. 2022	1,143,785	2,491
				231,273
				$122,163
Forward foreign currency exchange contracts outstanding at June 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	195	$135,256	$134,615	$—	$(641)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	169	121,000	116,410	—	(4,590)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	168	$117,000	$115,961	$—	$(1,039)
Brazilian Real,
Expiring 07/05/22	Citibank, N.A.	BRL	6,854	1,407,737	1,307,728	—	(100,009)
Expiring 07/05/22	Deutsche Bank AG	BRL	2,117	411,000	403,971	—	(7,029)
Expiring 08/02/22	Goldman Sachs International	BRL	1,313	249,000	248,378	—	(622)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	9,043	1,715,480	1,710,510	—	(4,970)
Canadian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	154	119,000	119,861	861	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	92,484	110,759	99,048	—	(11,711)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	2,362,137	610,648	561,130	—	(49,518)
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	7,572	322,000	319,869	—	(2,131)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	10,721	456,000	452,861	—	(3,139)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	2,776	120,000	117,281	—	(2,719)
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	69,570	197,110	183,325	—	(13,785)
Expiring 07/19/22	Goldman Sachs International	HUF	103,207	280,000	271,964	—	(8,036)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	78,173	207,000	205,994	—	(1,006)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	148,273	389,000	390,718	1,718	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	95,895	254,000	252,694	—	(1,306)
Expiring 07/19/22	UBS AG	HUF	108,092	284,000	284,834	834	—
Expiring 07/19/22	UBS AG	HUF	78,894	206,999	207,895	896	—
Israeli Shekel,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	260	77,000	74,895	—	(2,105)
Japanese Yen,
Expiring 07/19/22	HSBC Bank PLC	JPY	25,893	207,439	191,051	—	(16,388)
Mexican Peso,
Expiring 09/21/22	BNP Paribas S.A.	MXN	5,773	289,000	282,672	—	(6,328)
Expiring 09/21/22	HSBC Bank PLC	MXN	26,516	1,320,903	1,298,447	—	(22,456)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	184	$125,670	$115,006	$—	$(10,664)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	746	198,598	193,062	—	(5,536)
Expiring 09/21/22	Barclays Bank PLC	PEN	601	160,216	155,672	—	(4,544)
Expiring 09/21/22	Barclays Bank PLC	PEN	335	89,186	86,656	—	(2,530)
Expiring 09/21/22	BNP Paribas S.A.	PEN	2,871	754,628	743,380	—	(11,248)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	31,341	577,000	566,295	—	(10,705)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	26,934	500,000	486,671	—	(13,329)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	21,833	407,704	394,493	—	(13,211)
Expiring 09/21/22	Standard Chartered Bank	PHP	32,613	609,185	589,280	—	(19,905)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	30,959	578,674	559,400	—	(19,274)
Polish Zloty,
Expiring 07/19/22	BNP Paribas S.A.	PLN	1,501	350,000	334,028	—	(15,972)
Expiring 07/19/22	BNP Paribas S.A.	PLN	875	195,000	194,764	—	(236)
Expiring 07/19/22	Citibank, N.A.	PLN	653	146,000	145,414	—	(586)
Expiring 07/19/22	HSBC Bank PLC	PLN	1,368	317,170	304,487	—	(12,683)
Expiring 07/19/22	HSBC Bank PLC	PLN	1,156	266,563	257,298	—	(9,265)
Expiring 07/19/22	HSBC Bank PLC	PLN	911	211,000	202,715	—	(8,285)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	1,529	341,000	340,225	—	(775)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	1,171	264,000	260,613	—	(3,387)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	1,064	238,000	236,735	—	(1,265)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	178	129,622	128,150	—	(1,472)
Expiring 09/21/22	HSBC Bank PLC	SGD	324	234,000	233,234	—	(766)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	374	270,000	269,456	—	(544)
South African Rand,
Expiring 09/21/22	Standard Chartered Bank	ZAR	4,576	282,000	278,915	—	(3,085)
				$16,852,547	$16,428,061	4,309	(428,795)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	276	$205,518	$190,504	$15,014	$—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	334	239,839	230,572	9,267	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	166	116,000	114,342	1,658	—
Brazilian Real,
Expiring 07/05/22	The Toronto-Dominion Bank	BRL	8,972	1,715,435	1,711,699	3,736	—
British Pound,
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	2,636	3,439,263	3,210,111	229,152	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	648	796,014	789,349	6,665	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	365	289,208	283,614	5,594	—
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	1,859	272,000	277,574	—	(5,574)
Expiring 08/23/22	HSBC Bank PLC	CNH	3,961	591,000	591,536	—	(536)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	27,846	4,066,696	4,158,590	—	(91,894)
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	2,365	103,840	99,892	3,948	—
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	3,501	3,806,535	3,673,667	132,868	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	114	123,000	119,190	3,810	—
Expiring 07/19/22	Deutsche Bank AG	EUR	4,534	4,949,169	4,757,187	191,982	—
Expiring 07/19/22	HSBC Bank PLC	EUR	2,658	2,843,692	2,788,638	55,054	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	1,866	1,979,698	1,958,186	21,512	—
Expiring 07/19/22	Standard Chartered Bank	EUR	4,594	5,032,993	4,820,360	212,633	—
Hungarian Forint,
Expiring 07/19/22	Bank of America, N.A.	HUF	52,176	143,000	137,491	5,509	—
Expiring 07/19/22	Barclays Bank PLC	HUF	86,825	232,000	228,795	3,205	—
Expiring 07/19/22	Citibank, N.A.	HUF	57,895	158,000	152,560	5,440	—
Expiring 07/19/22	Citibank, N.A.	HUF	43,497	120,000	114,621	5,379	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	149,928	387,000	395,078	—	(8,078)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	82,335	223,000	216,963	6,037	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	62,458	166,000	164,584	1,416	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	60,168	$164,000	$158,551	$5,449	$—
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	9,460	120,000	118,881	1,119	—
Expiring 09/21/22	Credit Suisse International	INR	31,760	403,963	399,129	4,834	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	1,935,813	133,901	129,054	4,847	—
Expiring 09/21/22	Standard Chartered Bank	IDR	7,147,422	486,000	476,496	9,504	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	2,612	788,086	752,284	35,802	—
Expiring 09/21/22	Barclays Bank PLC	ILS	1,027	308,000	295,751	12,249	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,612	788,800	752,284	36,516	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,049	596,000	590,193	5,807	—
Expiring 09/21/22	Citibank, N.A.	ILS	1,334	401,000	384,168	16,832	—
Expiring 09/21/22	Citibank, N.A.	ILS	853	247,500	245,538	1,962	—
Expiring 09/21/22	Citibank, N.A.	ILS	847	247,500	243,855	3,645	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	1,857	533,000	534,914	—	(1,914)
Japanese Yen,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	15,749	120,000	116,203	3,797	—
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	18,220	621,962	617,019	4,943	—
Expiring 09/21/22	Citibank, N.A.	TWD	13,164	448,000	445,805	2,195	—
Expiring 09/21/22	Goldman Sachs International	TWD	21,099	721,095	714,485	6,610	—
Expiring 09/21/22	HSBC Bank PLC	TWD	22,484	768,495	761,398	7,097	—
Expiring 09/21/22	HSBC Bank PLC	TWD	10,462	359,000	354,299	4,701	—
Expiring 09/21/22	HSBC Bank PLC	TWD	3,442	117,000	116,557	443	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	20,300	693,000	687,450	5,550	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	17,355	588,000	587,725	275	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	23,346	422,000	421,845	155	—
Polish Zloty,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	174	40,000	38,786	1,214	—
South African Rand,
Expiring 09/21/22	Deutsche Bank AG	ZAR	5,075	310,000	309,326	674	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	7,174	457,809	437,228	20,581	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	727,759	$585,679	$565,762	$19,917	$—
Expiring 09/21/22	Goldman Sachs International	KRW	655,847	509,000	509,857	—	(857)
Expiring 09/21/22	HSBC Bank PLC	KRW	497,608	385,000	386,842	—	(1,842)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	714,592	551,000	555,526	—	(4,526)
Thai Baht,
Expiring 09/21/22	Goldman Sachs International	THB	10,622	311,000	301,626	9,374	—
Expiring 09/21/22	Goldman Sachs International	THB	9,466	275,931	268,781	7,150	—
Expiring 09/21/22	HSBC Bank PLC	THB	17,772	510,000	504,649	5,351	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	50,236	1,472,153	1,426,483	45,670	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	28,258	813,051	802,396	10,655	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	22,080	623,000	626,967	—	(3,967)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	20,345	579,000	577,701	1,299	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	12,661	369,069	359,527	9,542	—
Turkish Lira,
Expiring 09/21/22	UBS AG	TRY	1,336	75,240	74,535	705	—
				$49,942,134	$48,834,979	1,226,343	(119,188)
						$1,230,652	$(547,983)
Cross currency exchange contracts outstanding at June 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	111	HUF	41,855	$6,174	$—	HSBC Bank PLC
07/19/22	Buy	EUR	114	CZK	2,916	—	(3,563)	HSBC Bank PLC
07/19/22	Buy	HUF	44,081	EUR	115	—	(4,505)	JPMorgan Chase Bank, N.A.
						$6,174	$(8,068)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	07/14/22	0.500%(M)	1,268	0.500%	$1,056	$(123)	$1,179	Goldman Sachs International
GS_21-PJA	07/14/22	0.250%(M)	2,449	*	1,021	(118)	1,139	Goldman Sachs International
					$2,077	$(241)	$2,318

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$1,614	$(2,355)	$3,969	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	5.799%	$(42,495)	$(10,333)	$(32,162)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	29,140	$(357,267)	$335	$357,602
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Balanced Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	119	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(2,711)	$1,787	$4,498
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(34,697)	62,895	97,592
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(8,272)	21,589	29,861
					$(45,680)	$86,271	$131,951

(1)	The Fund pays the fixed rate and receives the floating rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).